Item 1. Schedule of Investments:

Putnam Premier Income Trust

The fund's portfolio

10/31/05 (Unaudited)

CORPORATE BONDS AND NOTES (21.5%)(a)

		Principal amount	Value

Basic Materials (1.8%)

ALROSA Finance SA 144A company guaranty 8 7/8s, 2014 (Luxembourg)		$1,775,000	$2,036,813
Chaparral Steel Co. 144A sr. unsecd. notes 10s, 2013		950,000	983,250
Cognis Holding GmbH & Co. 144A sr. notes 9 1/2s, 2014 (Germany)	EUR	514,000	661,734
Compass Minerals International, Inc. sr. disc. notes stepped-coupon Ser.
B, zero % (12s, 6/1/08), 2013 (STP)		$555,000	471,750
Compass Minerals International, Inc. sr. notes stepped-coupon zero % (12
3/4s, 12/15/07), 2012 (STP)		1,490,000	1,307,475
Crystal US Holdings, LLC sr. disc. notes stepped-coupon Ser. A, zero %
(10s, 10/1/09), 2014 (STP)		659,000	462,948
Equistar Chemicals LP notes 8 3/4s, 2009		380,000	396,150
Equistar Chemicals LP/Equistar Funding Corp. company guaranty 10 1/8s,
2008		1,128,000	1,218,240
Georgia-Pacific Corp. bonds 7 3/4s, 2029		855,000	876,375
Georgia-Pacific Corp. debs. 7.7s, 2015		1,840,000	1,989,500
Georgia-Pacific Corp. sr. notes 8s, 2024		105,000	111,825
Gerdau Ameristeel Corp. sr. notes 10 3/8s, 2011 (Canada)		1,315,000	1,436,638
Huntsman Advanced Materials, LLC sec. FRN 11.82s, 2008		96,000	100,560
Huntsman Advanced Materials, LLC sec. notes 11s, 2010		455,000	505,050
Huntsman, LLC company guaranty 11 5/8s, 2010		500,000	566,250
Huntsman, LLC company guaranty 11 1/2s, 2012		380,000	429,875
Innophos, Inc. 144A sr. sub. notes 8 7/8s, 2014		451,000	451,000
International Steel Group, Inc. sr. notes 6 1/2s, 2014		250,000	245,625
ISP Chemco, Inc. company guaranty Ser. B, 10 1/4s, 2011		1,261,000	1,336,660
Jefferson Smurfit Corp. company guaranty 8 1/4s, 2012		415,000	391,138
Jefferson Smurfit Corp. company guaranty 7 1/2s, 2013		75,000	67,500
JSG Holding PLC 144A sr. notes 11 1/2s, 2015 (Ireland) (PIK)	EUR	898,511	936,169
MDP Acquisitions PLC sr. notes 9 5/8s, 2012 (Ireland)		$170,000	163,200
MDP Acquisitions PLC sr. notes Ser. EUR, 10 1/8s, 2012 (Ireland)	EUR	845,000	1,062,571
Nalco Co. sr. sub. notes 9s, 2013	EUR	140,000	179,987
Nalco Co. sr. sub. notes 8 7/8s, 2013		$1,613,000	1,647,276
Novelis, Inc. 144A sr. notes 7 1/4s, 2015		1,575,000	1,437,188
PQ Corp. 144A company guaranty 7 1/2s, 2013		184,000	169,280
Rockwood Specialties Group, Inc. company guaranty 7 5/8s, 2014		700,000	845,865
Steel Dynamics, Inc. company guaranty 9 1/2s, 2009		1,335,000	1,398,413
Sterling Chemicals, Inc. sec. notes 10s, 2007 (PIK)		289,802	282,557
Stone Container Corp. sr. notes 9 3/4s, 2011		25,000	25,063
Stone Container Corp. sr. notes 8 3/8s, 2012		465,000	444,075
Stone Container Finance company guaranty 7 3/8s, 2014 (Canada)		290,000	257,375
United States Steel Corp. sr. notes 9 3/4s, 2010		980,000	1,068,200
WHX Corp. sr. notes 10 1/2s, 2005 (In default) (F)(NON)(DEF)		365,000	37
			25,963,612

Capital Goods (1.4%)

Allied Waste North America, Inc. company guaranty Ser. B, 8 1/2s, 2008		1,422,000	1,478,880
BE Aerospace, Inc. sr. sub. notes Ser. B, 8 7/8s, 2011		36,000	37,710
Blount, Inc. sr. sub. notes 8 7/8s, 2012		1,076,000	1,132,490
Browning-Ferris Industries, Inc. debs. 7.4s, 2035		630,000	544,950
Browning-Ferris Industries, Inc. sr. notes 6 3/8s, 2008		780,000	772,200
Crown Euro Holdings SA company guaranty 6 1/4s, 2011 (France)	EUR	209,000	266,067

Crown Euro Holdings SA sec. notes 9 1/2s, 2011 (France)		$539,000	592,900
Crown Euro Holdings SA sec. sr. notes 10 7/8s, 2013 (France)		1,715,000	2,019,413
Decrane Aircraft Holdings Co. company guaranty zero %, 2008 (acquired
7/23/04, cost $1,176,500) (RES)		3,587,000	1,721,760
L-3 Communications Corp. sr. sub. notes 5 7/8s, 2015		1,509,000	1,433,550
Legrand SA debs. 8 1/2s, 2025 (France)		1,573,000	1,871,870
Manitowoc Co., Inc. (The) company guaranty 10 1/2s, 2012		104,000	115,700
Manitowoc Co., Inc. (The) company guaranty 10 3/8s, 2011	EUR	335,000	438,708
Manitowoc Co., Inc. (The) sr. notes 7 1/8s, 2013		$425,000	437,750
Milacron Escrow Corp. sec. notes 11 1/2s, 2011		242,000	208,120
Mueller Group, Inc. sr. sub. notes 10s, 2012		510,000	535,500
Owens-Brockway Glass company guaranty 7 3/4s, 2011		186,000	190,650
Owens-Brockway Glass sr. sec. notes 8 3/4s, 2012		1,737,000	1,862,933
Owens-Illinois, Inc. debs. 7.8s, 2018		496,000	476,160
Siebe PLC 144A sr. unsub. 6 1/2s, 2010 (United Kingdom)		790,000	679,400
Terex Corp. company guaranty 9 1/4s, 2011		365,000	389,638
Terex Corp. company guaranty Ser. B, 10 3/8s, 2011		1,375,000	1,467,813
			18,674,162

Communication Services (1.4%)
Alamosa Delaware, Inc. company guaranty 12s, 2009		516,000	565,020
Alamosa Delaware, Inc. company guaranty 11s, 2010		642,000	709,410
American Cellular Corp. company guaranty 9 1/2s, 2009		375,000	404,531
Asia Global Crossing, Ltd. sr. notes 13 3/8s, 2010 (Bermuda) (In default)
(NON)		1,029,418	33,456
Cincinnati Bell Telephone Co. company guaranty 6.3s, 2028		285,000	256,500
Cincinnati Bell, Inc. company guaranty 7s, 2015		1,040,000	982,800
Cincinnati Bell, Inc. sr. sub. notes 7 1/4s, 2023		780,000	735,150
Citizens Communications Co. sr. notes 6 1/4s, 2013		3,321,000	3,146,648
Digicel, Ltd. 144A sr. notes 9 1/4s, 2012 (Jamaica)		625,000	643,750
Globix Corp. company guaranty 11s, 2008 (PIK)		464,162	439,794

Inmarsat Finance PLC company guaranty 7 5/8s, 2012 (United Kingdom)		515,000	520,794
Inmarsat Finance PLC company guaranty stepped-coupon zero % (10
3/8s, 10/15/08), 2012 (United Kingdom) (STP)		1,466,000	1,198,455
iPCS, Inc. sr. notes 11 1/2s, 2012		580,000	649,600
IWO Holdings, Inc. sec. FRN 7.9s, 2012		160,000	166,400
Nextel Communications, Inc. sr. notes Ser. F, 5.95s, 2014		1,670,000	1,675,204

Qwest Communications International, Inc. company guaranty 8s, 2014		844,000	808,130
Qwest Corp. notes 8 7/8s, 2012		2,424,000	2,660,340
Qwest Corp. 144A sr. notes 7 5/8s, 2015		797,000	816,925
Qwest Services Corp. sec. notes 14s, 2014		700,000	847,875
Rogers Cantel, Inc. debs. 9 3/4s, 2016 (Canada)		335,000	401,163
Rural Cellular Corp. sr. sub. notes 9 3/4s, 2010		290,000	288,550
SBA Communications Corp. sr. notes 8 1/2s, 2012		290,000	316,100
SBA Telecommunications, Inc./SBA Communications Corp. sr. disc. notes
stepped-coupon zero % (9 3/4s, 12/15/07), 2011 (STP)		404,000	364,610
U S West, Inc. debs. 7 1/4s, 2025		382,000	360,990
			18,992,195

Consumer Cyclicals (4.6%)
ArvinMeritor, Inc. notes 8 3/4s, 2012		555,000	520,313
Ashtead Holdings PLC 144A sr. notes 8 5/8s, 2015 (United Kingdom)		405,000	418,163
Autonation, Inc. company guaranty 9s, 2008		1,705,000	1,841,400
Boyd Gaming Corp. sr. sub. notes 8 3/4s, 2012		1,135,000	1,211,613
Boyd Gaming Corp. sr. sub. notes 7 3/4s, 2012		315,000	327,600
Boyd Gaming Corp. sr. sub. notes 6 3/4s, 2014		265,000	261,356
CanWest Media, Inc. company guaranty 8s, 2012 (Canada)		1,452,075	1,521,049
Coinmach Corp. sr. notes 9s, 2010		1,192,000	1,203,920
D.R. Horton, Inc. sr. notes 7 7/8s, 2011		1,230,000	1,328,400
D.R. Horton, Inc. sr. notes 5 7/8s, 2013		820,000	792,387
Dana Corp. notes 10 1/8s, 2010		310,000	289,075
Dana Corp. notes 9s, 2011		1,085,000	960,225

Dana Corp. notes 6 1/2s, 2009	560,000	474,600
Dex Media West, LLC/Dex Media Finance Co. sr. notes Ser. B, 8 1/2s,
2010	1,150,000	1,204,625
Dex Media, Inc. notes 8s, 2013	1,115,000	1,134,513
Dura Operating Corp. company guaranty Ser. B, 8 5/8s, 2012	1,273,000	1,078,868
FelCor Lodging LP company guaranty 9s, 2008 (R)	1,012,000	1,089,165
General Motors Acceptance Corp. FRN 5.1s, 2007	680,000	664,620
General Motors Acceptance Corp. FRN Ser. MTN, 4.67s, 2007	1,360,000	1,337,419
Goodyear Tire & Rubber Co. (The) notes 7.857s, 2011	1,930,000	1,843,150
Harrah's Operating Co., Inc. company guaranty 8s, 2011	5,000	5,512
HMH Properties, Inc. company guaranty Ser. B, 7 7/8s, 2008 (R)	328,000	331,690
Host Marriott LP sr. notes Ser. M, 7s, 2012 (R)	1,460,000	1,470,950
JC Penney Co., Inc. debs. 7.95s, 2017	1,566,000	1,749,650
JC Penney Co., Inc. debs. 7 1/8s, 2023	850,000	896,158
JC Penney Co., Inc. notes 8s, 2010	55,000	59,420
Jostens IH Corp. company guaranty 7 5/8s, 2012	1,393,000	1,372,105
KB Home company guaranty 5 7/8s, 2015	451,000	413,828
KB Home sr. notes 5 3/4s, 2014	649,000	600,318
Levi Strauss & Co. sr. notes 12 1/4s, 2012	704,000	772,640
Levi Strauss & Co. sr. notes 9 3/4s, 2015	1,275,000	1,287,750
MeriStar Hospitality Corp. company guaranty 9 1/8s, 2011 (R)	1,145,000	1,220,856
Meritage Homes Corp. company guaranty 6 1/4s, 2015	455,000	395,850
Meritage Homes Corp. sr. notes 7s, 2014	360,000	331,200
Meritor Automotive, Inc. notes 6.8s, 2009	775,000	716,875
MGM Mirage, Inc. company guaranty 8 1/2s, 2010	885,000	949,163
MGM Mirage, Inc. company guaranty 6s, 2009	1,929,000	1,895,243
Mirage Resorts, Inc. debs. 7 1/4s, 2017	346,000	346,000
Movie Gallery, Inc. sr. unsecd. notes 11s, 2012	927,000	741,600
Owens Corning notes 7 1/2s, 2006 (In default) (NON)	1,036,000	777,000
Oxford Industries, Inc. sr. notes 8 7/8s, 2011	880,000	902,000
Park Place Entertainment Corp. sr. notes 7 1/2s, 2009	1,740,000	1,853,100
Park Place Entertainment Corp. sr. notes 7s, 2013	945,000	1,004,664
Park Place Entertainment Corp. sr. sub. notes 8 7/8s, 2008	745,000	800,875
Pinnacle Entertainment, Inc. sr. sub. notes 8 1/4s, 2012	475,000	471,438
PRIMEDIA, Inc. sr. notes 8s, 2013	1,336,000	1,219,100
R.H. Donnelley Corp. sr. notes 6 7/8s, 2013	650,000	594,750
R.H. Donnelley Finance Corp. I 144A sr. sub. notes 10 7/8s, 2012	900,000	1,008,000
Reader's Digest Association, Inc. (The) sr. notes 6 1/2s, 2011	705,000	704,119
Resorts International Hotel and Casino, Inc. company guaranty 11 1/2s,
2009	875,000	974,531
Russell Corp. company guaranty 9 1/4s, 2010	912,000	916,560
Scientific Games Corp. company guaranty 6 1/4s, 2012	1,226,000	1,215,273
Sealy Mattress Co. sr. sub. notes 8 1/4s, 2014	1,425,000	1,446,375
Standard Pacific Corp. sr. notes 7 3/4s, 2013	815,000	788,513
Starwood Hotels & Resorts Worldwide, Inc. company guaranty 7 7/8s,
2012	1,085,000	1,169,088
Starwood Hotels & Resorts Worldwide, Inc. debs. 7 3/8s, 2015	1,000,000	1,060,000
Station Casinos, Inc. sr. notes 6s, 2012	910,000	894,075
Station Casinos, Inc. sr. sub. notes 6 7/8s, 2016	990,000	997,425
Tenneco Automotive, Inc. company guaranty 8 5/8s, 2014	823,000	785,965
Tenneco Automotive, Inc. sec. notes Ser. B, 10 1/4s, 2013	846,000	913,680
Texas Industries, Inc. 144A sr. notes 7 1/4s, 2013	318,000	330,720
THL Buildco, Inc. (Nortek Holdings, Inc.) sr. sub. notes 8 1/2s, 2014	1,207,000	1,152,685
Toys R Us, Inc. notes 7 5/8s, 2011	683,000	563,475
Trump Entertainment Resorts, Inc. sec. notes 8 1/2s, 2015	229,000	221,844
United Auto Group, Inc. company guaranty 9 5/8s, 2012	985,000	1,023,169
Vertis, Inc. company guaranty Ser. B, 10 7/8s, 2009	1,415,000	1,315,950
Vertis, Inc. 144A sub. notes 13 1/2s, 2009	1,405,000	1,081,850
WCI Communities, Inc. company guaranty 9 1/8s, 2012	1,570,000	1,581,775
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 1st mtge. 6 5/8s,
2014	1,087,000	1,035,368
		63,862,636

Consumer Staples (2.7%)
Affinity Group, Inc. sr. sub. notes 9s, 2012	1,055,000	1,044,450

AMC Entertainment, Inc. sr. sub. notes 8s, 2014	884,000	764,660

Archibald Candy Corp. company guaranty 10s, 2007 (In default) (NON) (F)	195,679	27,953
Brand Services, Inc. company guaranty 12s, 2012	1,090,000	1,154,038
CCH I Holdings LLC 144A company guaranty 11 1/8s, 2014	631,000	422,770
CCH I Holdings LLC 144A company guaranty 10s, 2014	653,000	421,185
CCH I Holdings LLC 144A company guaranty stepped-coupon zero % (12
1/8s, 1/15/07), 2015 (STP)	284,000	156,200
CCH I Holdings LLC 144A company guaranty stepped-coupon zero % (11
3/4s, 5/15/06), 2014 (STP)	150,000	95,250
CCH I LLC 144A secd. notes 11s, 2015	2,450,000	2,217,250
Church & Dwight Co., Inc. company guaranty 6s, 2012	865,000	839,050
Cinemark USA, Inc. sr. sub. notes 9s, 2013	50,000	51,625
Cinemark, Inc. sr. disc. notes stepped-coupon zero % (9 3/4s, 3/15/07),
2014 (STP)	1,915,000	1,354,863
Constellation Brands, Inc. sr. sub. notes Ser. B, 8 1/8s, 2012	805,000	837,200
CSC Holdings, Inc. debs. 7 5/8s, 2018	481,000	459,355
CSC Holdings, Inc. sr. notes Ser. B, 7 5/8s, 2011	717,000	718,793
CSC Holdings, Inc. 144A sr. notes 6 3/4s, 2012	2,008,000	1,937,720
Dean Foods Co. sr. notes 6 5/8s, 2009	1,794,000	1,829,880
Del Monte Corp. sr. sub. notes 8 5/8s, 2012	1,085,000	1,155,525
Del Monte Corp. 144A sr. sub. notes 6 3/4s, 2015	640,000	621,600
DirecTV Holdings, LLC company guaranty 6 3/8s, 2015	1,999,000	1,961,519

Diva Systems Corp. sr. disc. notes Ser. B, 12 5/8s, 2008 (In default) (NON)	4,748,000	5,935
Echostar DBS Corp. company guaranty 6 5/8s, 2014	4,144,000	4,019,680
Granite Broadcasting Corp. sec. notes 9 3/4s, 2010	1,052,000	983,620
Interpublic Group of Companies, Inc. notes 6 1/4s, 2014	376,000	332,290
Jean Coutu Group, Inc. sr. notes 7 5/8s, 2012 (Canada)	695,000	682,838
Jean Coutu Group, Inc. sr. sub. notes 8 1/2s, 2014 (Canada)	835,000	774,463
Kabel Deutscheland GmbH 144A company guaranty 10 5/8s, 2014
(Germany)	894,000	962,168
Pinnacle Foods Holding Corp. sr. sub. notes 8 1/4s, 2013	1,439,000	1,331,075
Playtex Products, Inc. company guaranty 9 3/8s, 2011	518,000	536,130
Playtex Products, Inc. sec. notes 8s, 2011	1,490,000	1,555,188
Prestige Brands, Inc. sr. sub. notes 9 1/4s, 2012	873,000	881,730
Rainbow National Services, LLC 144A sr. notes 8 3/4s, 2012	936,000	982,800
Remington Arms Co., Inc. company guaranty 10 1/2s, 2011	1,435,000	1,241,275
Sbarro, Inc. company guaranty 11s, 2009	1,410,000	1,374,750
Scotts Co. (The) sr. sub. notes 6 5/8s, 2013	495,000	504,900
Six Flags, Inc. sr. notes 9 5/8s, 2014	721,000	713,790
Young Broadcasting, Inc. company guaranty 10s, 2011	844,000	784,920
Young Broadcasting, Inc. sr. sub. notes 8 3/4s, 2014	710,000	628,350
		36,366,788

Energy (3.4%)
Arch Western Finance, LLC sr. notes 6 3/4s, 2013	2,598,000	2,610,990
Bluewater Finance, Ltd. company guaranty 10 1/4s, 2012 (Cayman
Islands)	940,000	1,001,100
CHC Helicopter Corp. sr. sub. notes 7 3/8s, 2014 (Canada)	907,000	909,268
CHC Helicopter Corp. 144A sr. sub. notes 7 3/8s, 2014 (Canada)	670,000	671,675
Chesapeake Energy Corp. sr. notes 7 1/2s, 2013	1,991,000	2,110,460
Comstock Resources, Inc. sr. notes 6 7/8s, 2012	995,000	982,563
Dresser, Inc. company guaranty 9 3/8s, 2011	1,348,000	1,405,290
Exco Resources, Inc. company guaranty 7 1/4s, 2011	1,410,000	1,424,100
Forest Oil Corp. company guaranty 7 3/4s, 2014	665,000	703,238
Forest Oil Corp. sr. notes 8s, 2011	1,465,000	1,600,513
Forest Oil Corp. sr. notes 8s, 2008	390,000	409,500
Gazprom OAO 144A notes 9 5/8s, 2013 (Germany)	620,000	744,775
Harvest Operations Corp. sr. notes 7 7/8s, 2011 (Canada)	1,140,000	1,105,800
Hornbeck Offshore Services, Inc. sr. notes Ser. B, 6 1/8s, 2014	1,013,000	987,675
Massey Energy Co. sr. notes 6 5/8s, 2010	1,497,000	1,519,455
Nak Naftogaz Ukrainy bonds 8 1/8s, 2009 (Ukraine)	1,600,000	1,664,800
Newfield Exploration Co. sr. notes 7 5/8s, 2011	1,360,000	1,455,200
Newfield Exploration Co. sr. sub. notes 6 5/8s, 2014	698,000	710,215
Offshore Logistics, Inc. company guaranty 6 1/8s, 2013	910,000	875,875

Oslo Seismic Services, Inc. 1st mtge. 8.28s, 2011	1,002,763	1,040,203
Pacific Energy Partners/Pacific Energy Finance Corp. sr. notes 7 1/8s,
2014	695,000	722,800
Peabody Energy Corp. sr. notes 5 7/8s, 2016	1,470,000	1,422,225
Pemex Finance, Ltd. bonds 9.69s, 2009 (Cayman Islands)	1,572,000	1,699,756
Pemex Project Funding Master Trust company guaranty 8 5/8s, 2022	1,215,000	1,448,888
Pemex Project Funding Master Trust company guaranty Ser. REGS, 9
1/2s, 2027	2,500,000	3,218,750
Pemex Project Funding Master Trust 144A notes 5 3/4s, 2015	3,855,000	3,743,205
Petroleum Geo-Services notes 10s, 2010 (Norway)	1,095,000	1,209,975
Plains Exploration & Production Co. sr. notes 7 1/8s, 2014	1,352,000	1,402,700
Plains Exploration & Production Co. sr. sub. notes 8 3/4s, 2012	1,230,000	1,313,025
Pogo Producing Co. sr. sub. notes Ser. B, 8 1/4s, 2011	1,270,000	1,330,325
Pride International, Inc. sr. notes 7 3/8s, 2014	1,619,000	1,744,473
Seabulk International, Inc. company guaranty 9 1/2s, 2013	1,150,000	1,292,313
Star Gas Partners LP/Star Gas Finance Co. sr. notes 10 1/4s, 2013	647,000	533,775
Vintage Petroleum, Inc. sr. notes 8 1/4s, 2012	1,070,000	1,152,925
Vintage Petroleum, Inc. sr. sub. notes 7 7/8s, 2011	285,000	297,825
		46,465,655

Financial (1.3%)
Bosphorus Financial Services, Ltd. 144A sec. FRN 5.59s, 2012 (Cayman
Islands)	3,612,000	3,557,452
Crescent Real Estate Equities LP notes 7 1/2s, 2007 (R)	600,000	609,000
Finova Group, Inc. notes 7 1/2s, 2009	970,920	368,950
UBS Luxembourg SA (Sberbank RF) sub. notes FRN 6.23s, 2015
(Luxembourg)	3,890,000	3,919,175
VTB Capital SA bonds 6 1/4s, 2035 (Luxembourg)	4,105,000	4,115,263
VTB Capital SA sr. notes 6 1/4s, 2035 (Luxembourg)	1,065,000	1,067,663
VTB Capital SA 144A notes 7 1/2s, 2011 (Luxembourg)	2,595,000	2,799,356
Western Financial Bank sub. debs. 9 5/8s, 2012	1,050,000	1,189,125
		17,625,984

Health Care (1.9%)
Community Health Systems, Inc. sr. sub. notes 6 1/2s, 2012	355,000	351,450
Coventry Health Care, Inc. sr. notes 5 7/8s, 2012	630,000	626,850
DaVita, Inc. company guaranty 7 1/4s, 2015	670,000	676,700
DaVita, Inc. company guaranty 6 5/8s, 2013	335,000	339,188
Extendicare Health Services, Inc. sr. sub. notes 6 7/8s, 2014	600,000	585,000
HCA, Inc. debs. 7.19s, 2015	1,035,000	1,058,013
HCA, Inc. notes 8.36s, 2024	990,000	1,038,215
HCA, Inc. notes 7.69s, 2025	900,000	903,056
HCA, Inc. notes 6 1/4s, 2013	1,075,000	1,054,051
Healthsouth Corp. notes 7 5/8s, 2012	1,989,000	1,869,660
MedQuest, Inc. company guaranty Ser. B, 11 7/8s, 2012	1,100,000	1,089,000
MQ Associates, Inc. sr. disc. notes stepped-coupon zero % (12 1/4s,
8/15/08), 2012 (STP)	1,625,000	958,750
Omnicare, Inc. sr. sub. notes 6 1/8s, 2013	1,450,000	1,392,000
PacifiCare Health Systems, Inc. company guaranty 10 3/4s, 2009	1,418,000	1,531,440
Service Corp. International debs. 7 7/8s, 2013	112,000	117,880
Service Corp. International notes Ser. *, 7.7s, 2009	515,000	536,888
Service Corp. International 144A sr. notes 7s, 2017	333,000	330,503
Service Corp. International 144A sr. notes 6 3/4s, 2016	1,039,000	1,020,818
Stewart Enterprises, Inc. 144A sr. notes 7 1/4s, 2013	1,412,000	1,334,340
Tenet Healthcare Corp. notes 7 3/8s, 2013	750,000	665,625
Tenet Healthcare Corp. sr. notes 9 7/8s, 2014	1,810,000	1,751,175
Triad Hospitals, Inc. sr. notes 7s, 2012	1,585,000	1,608,775
Triad Hospitals, Inc. sr. sub. notes 7s, 2013	409,000	409,000
Universal Hospital Services, Inc. sr. notes 10 1/8s, 2011 (Canada)	1,025,000	1,027,563
US Oncology, Inc. company guaranty 9s, 2012	835,000	880,925
Vanguard Health Holding Co. II, LLC sr. sub. notes 9s, 2014	1,081,000	1,126,943
Ventas Realty LP/Capital Corp. company guaranty 9s, 2012 (R)	590,000	663,750
Ventas Realty LP/Capital Corp. company guaranty 6 3/4s, 2010	392,000	395,920
Ventas Realty LP/Capital Corp. sr. notes 6 5/8s, 2014 (R)	337,000	338,685

		25,682,163

Technology (0.6%)
Advanced Micro Devices, Inc. sr. notes 7 3/4s, 2012	999,000	999,000
Freescale Semiconductor, Inc. sr. notes Ser. B, 7 1/8s, 2014	2,386,000	2,502,318
Iron Mountain, Inc. company guaranty 8 5/8s, 2013	435,000	452,400
Iron Mountain, Inc. sr. sub. notes 8 1/4s, 2011	770,000	773,850
New ASAT Finance, Ltd. company guaranty 9 1/4s, 2011 (Cayman
Islands)	25,000	16,625
SCG Holding Corp. 144A notes zero %, 2011	640,000	1,088,000
SunGard Data Systems, Inc. 144A sr. unsecd. notes 9 1/8s, 2013	660,000	669,900
Xerox Corp. notes Ser. MTN, 7.2s, 2016	343,000	361,865
Xerox Corp. sr. notes 7 5/8s, 2013	1,837,000	1,928,850
		8,792,808

Transportation (0.1%)
Calair, LLC/Calair Capital Corp. company guaranty 8 1/8s, 2008	1,490,000	1,177,100

Utilities & Power (2.3%)
AES Corp. (The) sr. notes 8 7/8s, 2011	107,000	114,490
AES Corp. (The) sr. notes 8 3/4s, 2008	60,000	62,850
AES Corp. (The) 144A sec. notes 9s, 2015	1,113,000	1,208,996
AES Corp. (The) 144A sec. notes 8 3/4s, 2013	895,000	965,481
Allegheny Energy Supply 144A bonds 8 1/4s, 2012	876,000	967,980
ANR Pipeline Co. debs. 9 5/8s, 2021	462,000	559,673
CMS Energy Corp. sr. notes 8.9s, 2008	1,690,000	1,808,300
CMS Energy Corp. sr. notes 7 3/4s, 2010	350,000	369,250
Colorado Interstate Gas Co. debs. 6.85s, 2037	615,000	626,645
Colorado Interstate Gas Co. sr. notes 5.95s, 2015	173,000	164,306
DPL, Inc. sr. notes 6 7/8s, 2011	874,000	926,440
Dynegy Holdings, Inc. 144A sec. notes 10 1/8s, 2013	1,702,000	1,872,200
El Paso Natural Gas Co. debs. 8 5/8s, 2022	370,000	412,119
El Paso Production Holding Co. company guaranty 7 3/4s, 2013	1,939,000	1,997,170

Ferrellgas Partners LP/Ferrellgas Partners Finance sr. notes 6 3/4s, 2014	1,010,000	969,600
Midwest Generation, LLC sec. sr. notes 8 3/4s, 2034	1,321,000	1,446,495
Mission Energy Holding Co. sec. notes 13 1/2s, 2008	1,445,000	1,672,588
Monongahela Power Co. 1st mtge. 6.7s, 2014	775,000	850,563
National Power Corp. 144A foreign government guaranty FRN 8.073s,
2011 (Philippines)	1,290,000	1,323,863
Northwestern Corp. sec. notes 5 7/8s, 2014	624,000	618,252
NRG Energy, Inc. company guaranty 8s, 2013	964,000	1,050,760
Orion Power Holdings, Inc. sr. notes 12s, 2010	1,115,000	1,310,125
PSEG Energy Holdings, Inc. notes 7 3/4s, 2007	1,180,000	1,197,700
SEMCO Energy, Inc. sr. notes 7 3/4s, 2013	993,000	1,023,768
Teco Energy, Inc. notes 7.2s, 2011	350,000	365,750
Teco Energy, Inc. notes 7s, 2012	550,000	569,250
Teco Energy, Inc. sr. notes 6 3/4s, 2015	63,000	64,890
Tennessee Gas Pipeline Co. debs. 7s, 2028	145,000	140,104
Tennessee Gas Pipeline Co. unsecd. notes 7 1/2s, 2017	291,000	306,278
Texas Genco LLC/Texas Genco Financing Corp. 144A sr. notes 6 7/8s,
2014	1,143,000	1,223,010
Transcontinental Gas Pipeline Corp. debs. 7 1/4s, 2026	875,000	932,969

Utilicorp Canada Finance Corp. company guaranty 7 3/4s, 2011 (Canada)	1,188,000	1,214,730
Utilicorp United, Inc. sr. notes 9.95s, 2011	706,000	778,365
Williams Cos., Inc. 144A notes 6 3/8s, 2010	336,000	336,000
Williams Cos., Inc. (The) notes 8 3/4s, 2032	280,000	323,050
Williams Cos., Inc. (The) notes 8 1/8s, 2012	290,000	313,200
Williams Cos., Inc. (The) notes 7 5/8s, 2019	1,045,000	1,107,700
York Power Funding 144A notes 12s, 2007 (Cayman Islands) (In default)
(F)(NON)	419,508	34,987
		31,229,897

Total corporate bonds and notes (cost $307,760,545)			$294,833,000

FOREIGN GOVERNMENT BONDS AND NOTES (14.7%)(a)

		Principal amount	Value

Argentina (Republic of) FRB 4.005%, 2012		$1,735,000	$1,362,843
Argentina (Republic of) notes 3.97s, 2033		1,108,695	1,079,315
Austria (Republic of) 144A notes Ser. EMTN, 3.8s, 2013	EUR	8,000,000	9,919,002
Brazil (Federal Republic of) bonds 10 1/2s, 2014		$7,660,000	9,000,500
Brazil (Federal Republic of) bonds 8 7/8s, 2019		4,785,000	5,048,175
Brazil (Federal Republic of) notes 11s, 2012		5,195,000	6,182,050
Brazil (Federal Republic of) notes 8 3/4s, 2025		1,202,000	1,229,045
Bulgaria (Republic of) 144A bonds 8 1/4s, 2015		1,796,000	2,146,220
Canada (Government of) bonds 5 1/2s, 2010	CAD	3,730,000	3,379,551
Canada (Government of) bonds Ser. WL43, 5 3/4s, 2029	CAD	1,340,000	1,364,657
Colombia (Republic of) notes 10s, 2012		$3,800,000	4,470,700
France (Government of) bonds 5 3/4s, 2032	EUR	2,605,000	4,138,346
France (Government of) bonds 5 1/2s, 2010	EUR	6,300,000	8,404,996
France (Government of) bonds 4s, 2013	EUR	7,700,000	9,682,596
France (Government of) bonds 4s, 2009	EUR	1,520,000	1,895,897
France (Government of) OATe bonds 3s, 2012 (France)	EUR	8,388,510	11,362,116
Germany (Federal Republic of) bonds Ser. 97, 6s, 2007	EUR	10,560,000	13,329,575
Germany (Federal Republic of) bonds Ser. 97, 6s, 2007	EUR	8,820,000	10,980,064
Indonesia (Republic of) FRN 3.813s, 2006		$360,000	356,400
Indonesia (Republic of) 144A notes 7 1/4s, 2015		545,000	536,825
Ireland (Republic of) bonds 5s, 2013	EUR	14,800,000	19,800,017
Japan (Government of) bonds Ser. 5, 0.8s, 2015	JPY	687,400,000	5,870,570
Japan (Government of) bonds 2 1/2s, 2035		$2,100,000,000	18,374,774
Peru (Republic of) bonds 7.35s, 2025		485,000	488,638
Philippines (Republic of) bonds 9 1/2s, 2024		7,195,000	7,752,613
Russia (Federation of) unsub. stepped-coupon 5s (7 1/2s, 3/31/07), 2030
(STP)		1,522,000	1,689,420
Russia (Federation of) 144A unsub. stepped-coupon 5s (7 1/2s, 3/31/07),
2030 (STP)		5,612,700	6,230,097
Russia (Ministry of Finance) debs. Ser. V, 3s, 2008		4,040,000	3,747,100
South Africa (Republic of) notes 7 3/8s, 2012		2,560,000	2,826,240
South Africa (Republic of) notes 6 1/2s, 2014		2,585,000	2,759,488
Spain (Kingdom of) bonds 5s, 2012	EUR	4,600,000	6,114,946
Sweden (Government of) debs. Ser. 1041, 6 3/4s, 2014	SEK	59,875,000	9,479,795
United Mexican States bonds Ser. MTN, 8.3s, 2031		$4,545,000	5,574,443
United Mexican States notes 6 5/8s, 2015		3,240,000	3,458,700
Venezuela (Republic of) bonds 9 1/4s, 2027		1,574,000	1,833,710
Venezuela (Republic of) notes 10 3/4s, 2013		315,000	384,300

Total foreign government bonds and notes (cost $193,671,099)			$202,253,724

COLLATERALIZED MORTGAGE OBLIGATIONS (14.2%)(a)

		Principal amount	Value

Banc of America Commercial Mortgage, Inc. 144A
Ser. 01-1, Class J, 6 1/8s, 2036		$318,946	$319,754
Ser. 01-1, Class K, 6 1/8s, 2036		718,000	535,650
Banc of America Large Loan 144A
FRB Ser. 02-FL2A, Class L1, 6.89s, 2014		412,000	412,623
FRN Ser. 02-FL2A, Class K1, 6.39s, 2014		100,000	100,230
FRB Ser. 05-BOCA, Class M, 6.07s, 2016		693,000	694,422
FRB Ser. 05-ESHA, Class K, 5.75s, 2020		1,396,000	1,396,000
FRB Ser. 05-BOCA, Class L, 5.67s, 2016		300,000	300,706
FRB Ser. 05-BOCA, Class K, 5.32s, 2016		275,000	275,564
FRB Ser. 05-BOCA, Class J, 5.07s, 2016		200,000	200,493
FRB Ser. 05-BOCA, Class H, 4.92s, 2016		100,000	100,620
Bear Stearns Commercial Mortgage Securitization Corp. Ser. 00-WF2,
Class F, 8.199s, 2032		481,000	549,177

Broadgate Financing PLC sec. FRB Ser. D, 5.401s, 2023 (United
Kingdom)	GBP	911,125	1,607,047
Commercial Mortgage Acceptance Corp. Ser. 97-ML1, Interest only (IO),
0.853s, 2017		$7,058,158	119,106
Commercial Mortgage Pass-Through Certificates 144A
FRB Ser. 01-FL5A, Class G, 4.75s, 2013		2,104,000	2,093,480
FRB Ser. 05-F10A, Class A1, 4.07s, 2017		15,994,165	15,985,272

Criimi Mae Commercial Mortgage Trust Ser. 98-C1, Class A2, 7s, 2033		2,615,000	2,680,375
Criimi Mae Commercial Mortgage Trust 144A Ser. 98-C1, Class B, 7s,
2033		3,957,000	4,054,643
CS First Boston Mortgage Securities Corp. 144A
FRB Ser. 03-TF2A, Class L, 7.97s, 2014		693,000	689,384
Ser. 1998-C2, Class F, 6 3/4s, 2030		3,176,400	3,370,289
Ser. 98-C1, Class F, 6s, 2040		1,880,000	1,585,647
FRB Ser. 05-TFLA, Class L, 5.82s, 2020		1,356,000	1,355,991
FRB Ser. 00-FL1A, Class D, 5.72s, 2009		420,938	418,834
FRB Ser. 05-TFLA, Class K, 5.27s, 2020		758,000	757,996
Ser. 02-CP5, Class M, 5 1/4s, 2035		691,000	529,164
Deutsche Mortgage & Asset Receiving Corp. Ser. 98-C1, Class X, IO,
0.926s, 2031		65,136,935	1,312,900
DLJ Commercial Mortgage Corp.
Ser. 98-CF2, Class B4, 6.04s, 2031		552,708	539,028
Ser. 98-CF2, Class B5, 5.95s, 2031		1,771,365	1,279,103
DLJ Mortgage Acceptance Corp. 144A
Ser. 97-CF1, Class B2, 8.16s, 2030		539,000	377,300
Ser. 97-CF1, Class B1, 7.91s, 2030		519,000	535,945
European Loan Conduit FRB Ser. 6X, Class E, 6.345s, 2010 (United
Kingdom)	GBP	731,868	1,306,288
European Loan Conduit 144A FRB Ser. 6A, Class F, 6.845s, 2010 (United
Kingdom)	GBP	264,126	472,364
European Prime Real Estate PLC 144A FRB Ser. 1-A, Class D, 5.45s,
2014 (United Kingdom)		$751,000	1,329,270
Fannie Mae
IFB Ser. 98-51, Class SG, IO, 22.52s, 2022		172,575	86,420
Ser. 92-15, Class L, IO, 10.38s, 2022		853	9,794
IFB Ser. 02-36, Class SJ, 10.031s, 2029		392,805	401,230
IFB Ser. 05-74, Class CP, 9.946s, 2035		1,289,219	1,360,744
IFB Ser. 05-76, Class SA, 9.946s, 2034		1,820,399	1,887,527
FRB Ser. 05-104, Class NS, 9.9s, 2035		730,000	758,858
IFB Ser. 05-74, Class CS, 8.917s, 2035		1,469,749	1,521,859
IFB Ser. 05-95, Class OP, 8.182s, 2035		704,000	672,417
IFB Ser. 05-95, Class CP, 8.089s, 2035		250,000	252,806
Ser. 00-42, Class B2, 8s, 2030		73,699	79,223
Ser. 00-17, Class PA, 8s, 2030		365,757	392,984
Ser. 00-18, Class PA, 8s, 2030		343,833	369,410
Ser. 00-19, Class PA, 8s, 2030		357,550	384,170
Ser. 00-20, Class PA, 8s, 2030		200,901	216,117
Ser. 00-21, Class PA, 8s, 2030		599,493	644,469
Ser. 00-22, Class PA, 8s, 2030		441,284	474,121
Ser. 97-37, Class PB, 8s, 2027		1,016,267	1,097,820
Ser. 97-13, Class TA, 8s, 2027		148,653	160,608
Ser. 97-21, Class PA, 8s, 2027		612,155	660,658
Ser. 97-22, Class PA, 8s, 2027		1,153,823	1,246,144
Ser. 97-16, Class PE, 8s, 2027		400,671	432,644
Ser. 97-25, Class PB, 8s, 2027		384,154	414,687
Ser. 95-12, Class PD, 8s, 2025		242,430	261,464
Ser. 95-5, Class A, 8s, 2025		283,847	306,711
Ser. 95-5, Class TA, 8s, 2025		69,972	75,791
Ser. 95-6, Class A, 8s, 2025		186,311	201,283
Ser. 95-7, Class A, 8s, 2025		244,375	264,188
Ser. 94-106, Class PA, 8s, 2024		374,501	404,925
Ser. 94-95, Class A, 8s, 2024		570,213	616,880
Ser. 04-W8, Class 3A, 7 1/2s, 2044		1,034,456	1,090,668
Ser. 04-W2, Class 5A, 7 1/2s, 2044		3,795,168	4,001,142
Ser. 04-T2, Class 1A4, 7 1/2s, 2043		880,440	927,515
Ser. 03-W4, Class 4A, 7 1/2s, 2042		280,908	294,739

Ser. 03-W3, Class 1A3, 7 1/2s, 2042	576,475	606,126
Ser. 02-T19, Class A3, 7 1/2s, 2042	732,988	770,671
Ser. 03-W2, Class 1A3, 7 1/2s, 2042	11,847	12,460
Ser. 02-W1, Class 2A, 7 1/2s, 2042	1,205,257	1,260,525
Ser. 02-14, Class A2, 7 1/2s, 2042	5,353	5,620
Ser. 01-T10, Class A2, 7 1/2s, 2041	737,011	772,411
Ser. 02-T4, Class A3, 7 1/2s, 2041	3,200	3,355
Ser. 01-T8, Class A1, 7 1/2s, 2041	8,301	8,690
Ser. 01-T7, Class A1, 7 1/2s, 2041	2,893,489	3,026,120
Ser. 01-T3, Class A1, 7 1/2s, 2040	433,449	453,635
Ser. 01-T1, Class A1, 7 1/2s, 2040	1,347,080	1,412,309
Ser. 99-T2, Class A1, 7 1/2s, 2039	562,311	591,370
Ser. 00-T6, Class A1, 7 1/2s, 2030	273,678	287,041
Ser. 02-W7, Class A5, 7 1/2s, 2029	475,199	499,390
Ser. 01-T4, Class A1, 7 1/2s, 2028	1,312,467	1,384,606
Ser. 02-W3, Class A5, 7 1/2s, 2028	2,611	2,741
Ser. 04-W12, Class 1A3, 7s, 2044	1,216,386	1,266,332
Ser. 01-T10, Class A1, 7s, 2041	2,886,460	2,990,820
IFB Ser. 05-83, Class QP, 6.897s, 2034	471,317	448,274
IFB Ser. 05-66, Class PS, 6.781s, 2035	909,965	852,273
IFB Ser. 05-59, Class NQ, 6.781s, 2035	2,334,948	2,205,796
IFB Ser. 05-93, Class AS, 6.781s, 2034	646,200	605,914
Ser. 350, Class 2, IO, 5 1/2s, 2034	2,251,548	542,745
Ser. 338, Class 2, IO, 5 1/2s, 2033	5,530,212	1,344,331
Ser. 333, Class 2, IO, 5 1/2s, 2033	3,903,240	950,459
Ser. 329, Class 2, IO, 5 1/2s, 2033	5,069,946	1,218,561
Ser. 03-37, Class IC, IO, 5 1/2s, 2027	3,670,374	374,378
Ser. 03-6, Class IB, IO, 5 1/2s, 2022	12,951	4
Ser. 05-106, Class US, 5s, 2035	3,121,000	3,261,445
Ser. 05-104, Class SD, 5s, 2035	1,981,000	2,039,192
Ser. 05-99, Class SA, 5s, 2035	1,489,000	1,537,625
Ser. 05-29, Class SX, IO, 5s, 2035	774,000	791,899
IFB Ser. 02-36, Class QH, IO, 4.013s, 2029	851,079	18,560
IFB Ser. 03-66, Class SA, IO, 3.613s, 2033	3,263,952	251,324
IFB Ser. 04-51, Class S0, IO, 3.013s, 2034	843,571	47,156
IFB Ser. 05-95, Class CI, IO, 2.73s, 2035	3,304,000	216,527
IFB Ser. 05-72, Class WS, IO, 2.713s, 2035	2,263,327	162,960
IFB Ser. 05-84, Class SG, IO, 2.663s, 2035	5,956,139	419,673
IFB Ser. 05-87, Class SG, IO, 2.663s, 2035	7,787,709	451,444
IFB Ser. 04-92, Class S, IO, 2.663s, 2034	4,778,603	301,530
IFB Ser. 05-83, Class QI, IO, 2.653s, 2035	791,268	61,715
IFB Ser. 05-95, Class OI, IO, 2.649s, 2035	441,000	34,047
IFB Ser. 05-92, Class SC, IO, 2.643s, 2035	7,891,887	491,980
IFB Ser. 05-83, Class SL, IO, 2.633s, 2035	16,102,778	905,816
IFB Ser. 05-67, Class BS, IO, 2.113s, 2035	4,115,125	164,605
IFB Ser. 05-74, Class SE, IO, 2.063s, 2035	9,254,679	340,249
IFB Ser. 05-87, Class SE, IO, 2.013s, 2035	30,821,258	1,214,358
Ser. 03-W10, Class 1A, IO, 1.349s, 2043	10,955,026	178,019
Ser. 03-W10, Class 3A, IO, 1.338s, 2043	13,108,603	225,304
Ser. 03-W17, Class 12, IO, 1.155s, 2033	7,278,701	218,412
Ser. 00-T6, IO, 0.763s, 2030	11,621,923	167,065
Ser. 02-T18, IO, 0.521s, 2042	20,353,799	245,121
Ser. 361, Class 1, Principal only (PO), zero %, 2035	1,501,408	1,153,358
Ser. 352, Class 1, PO, zero %, 2034	841,233	620,508
Ser. 342, Class 1, PO, zero %, 2033	651,102	501,349
Ser. 99-51, Class N, PO, zero %, 2029	204,680	166,404
Ser. 99-52, Class MO, PO, zero %, 2026	44,753	43,138

Federal Home Loan Mortgage Corp. Structured Pass-Through Securities
Ser. T-59, Class 1A3, 7 1/2s, 2043	1,221,323	1,288,533
Ser. T-58, Class 4A, 7 1/2s, 2043	16,267	17,078
Ser. T-41, Class 3A, 7 1/2s, 2032	2,901,696	3,040,193
Ser. T-60, Class 1A2, 7s, 2044	5,504,058	5,723,137
Ser. T-57, Class 1AX, IO, 0.451s, 2043	6,675,292	64,711
FFCA Secured Lending Corp. Ser. 00-1, Class X, IO, 1.479s, 2020	18,077,013	1,113,294

First Union Commercial Mortgage Trust 144A Ser. 99-C1, Class G, 5.35s,
2035	891,000	560,077
Freddie Mac
IFB Ser. 2963, Class SV, 12.72s, 2034	613,000	679,878
IFB Ser. 2763, Class SC, 12.72s, 2032	848,310	907,039
IFB Ser. 3028, Class SM, 10.20s, 2035	2,350,309	2,450,882
Ser. 3067, Class SA, 9.717s, 2035	1,811,000	1,823,734
IFB Ser. 2979, Class AS, 9.717s, 2034	533,623	546,964
Ser. 2229, Class PD, 7 1/2s, 2030	417,069	443,135
Ser. 2224, Class PD, 7 1/2s, 2030	430,282	457,175
Ser. 2217, Class PD, 7 1/2s, 2030	435,957	463,204
Ser. 2187, Class PH, 7 1/2s, 2029	967,351	1,027,810
Ser. 1989, Class C, 7 1/2s, 2027	142,915	151,847
Ser. 1990, Class D, 7 1/2s, 2027	393,725	418,333
Ser. 1969, Class PF, 7 1/2s, 2027	340,810	362,111
Ser. 1975, Class E, 7 1/2s, 2027	90,314	95,958
Ser. 1943, Class M, 7 1/2s, 2027	206,994	219,931
Ser. 1932, Class E, 7 1/2s, 2027	294,513	312,920
Ser. 1938, Class E, 7 1/2s, 2027	122,512	130,169
Ser. 1941, Class E, 7 1/2s, 2027	98,167	104,302
Ser. 1924, Class H, 7 1/2s, 2027	320,595	340,632
Ser. 1928, Class D, 7 1/2s, 2027	124,807	132,607
Ser. 1915, Class C, 7 1/2s, 2026	289,241	307,319
Ser. 1923, Class D, 7 1/2s, 2026	339,699	360,931
Ser. 1904, Class D, 7 1/2s, 2026	376,041	399,544
Ser. 1905, Class H, 7 1/2s, 2026	328,449	348,977
Ser. 1890, Class H, 7 1/2s, 2026	312,959	332,518
Ser. 1895, Class C, 7 1/2s, 2026	159,904	169,898
Ser. 2256, Class UA, 7s, 2030	112,295	117,910
Ser. 2208, Class PG, 7s, 2030	998,974	1,048,923
Ser. 2211, Class PG, 7s, 2030	560,304	588,319
Ser. 2198, Class PH, 7s, 2029	835,552	877,329
Ser. 2054, Class H, 7s, 2028	2,096,791	2,201,630
Ser. 2031, Class PG, 7s, 2028	226,954	238,301
Ser. 2020, Class E, 7s, 2028	1,155,890	1,213,684
Ser. 1998, Class PL, 7s, 2027	503,665	528,848
Ser. 1999, Class PG, 7s, 2027	812,375	852,993
Ser. 2004, Class BA, 7s, 2027	481,235	505,297
Ser. 2005, Class C, 7s, 2027	376,634	395,466
Ser. 2005, Class CE, 7s, 2027	420,529	441,555
Ser. 2006, Class H, 7s, 2027	1,201,358	1,261,426
Ser. 2006, Class T, 7s, 2027	768,174	806,583
Ser. 1987, Class AP, 7s, 2027	246,514	258,839
Ser. 1987, Class PT, 7s, 2027	403,743	423,930
Ser. 1978, Class PG, 7s, 2027	714,358	750,076
Ser. 1973, Class PJ, 7s, 2027	848,919	891,365
Ser. 1725, Class D, 7s, 2024	165,466	173,740
Ser. 2008, Class G, 7s, 2023	61,275	64,338
Ser. 1750, Class C, 7s, 2023	366,322	384,639
Ser. 1530, Class I, 7s, 2023	388,182	407,592
Ser. 226, IO, 5 1/2s, 2034	1,617,177	398,129
Ser. 2515, Class IG, IO, 5 1/2s, 2032	2,795,200	671,306
Ser. 2590, Class IH, IO, 5 1/2s, 2028	1,438,200	279,550
Ser. 2833, Class IK, IO, 5 1/2s, 2023	991,406	125,488
Ser. 2962, Class BS, 5s, 2035	1,804,000	1,710,716
Ser. 3065, Class DI, 5s, 2035	1,306,000	91,185
Ser. 3066, Class PS, 5s, 2035	1,574,000	1,637,083
FRB Ser. 3046, Class WF, 5s, 2035	613,000	608,331
IFB Ser. 2828, Class TI, IO, 3.08s, 2030	1,835,465	135,366
IFB Ser. 3045, Class DI, IO, 2.89s, 2035	22,983,800	1,207,180
IFB Ser. 3033, Class SF, IO, 2.83s, 2035	2,688,585	157,954
IFB Ser. 3031, Class BI, IO, 2.72s, 2035	1,731,170	130,697
IFB Ser. 2937, Class SY, IO, 2.13s, 2035	1,925,710	69,807
Ser. 3045, Class DO, PO, zero %, 2035	1,757,600	1,348,775
Ser. 231, PO, zero %, 2035	9,734,965	7,104,178
Ser. 228, PO, zero %, 2035	8,003,824	6,137,804

Ser. 215, PO, zero %, 2031		426,489	370,324
Ser. 2235, PO, zero %, 2030		461,117	374,289
FRB Ser. 3022, Class TC, zero %, 2035		446,267	520,808
FRB Ser. 2986, Class XT, zero %, 2035		243,228	266,144
GE Capital Commercial Mortgage Corp. 144A
Ser. 00-1, Class F, 7.511s, 2033		251,000	270,769
Ser. 00-1, Class G, 6.131s, 2033		1,159,000	1,073,350
GMAC Commercial Mortgage Securities, Inc. 144A Ser. 99-C3, Class G,
6.974s, 2036		1,022,427	840,681
Government National Mortgage Association
IFB Ser. 05-65, Class SI, IO, 2.35s, 2035		4,754,121	226,858
IFB Ser. 05-68, Class SI, IO, 2.3s, 2035		14,620,024	796,023
IFB Ser. 05-51, Class SJ, IO, 2.2s, 2035		4,429,959	233,902
IFB Ser. 05-68, Class S, IO, 2.2s, 2035		8,789,977	429,664
Ser. 98-2, Class EA, PO, zero %, 2028		202,122	162,013
GS Mortgage Securities Corp. II 144A FRB Ser. 03-FL6A, Class L, 7.22s,
2015		417,000	418,303
LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class G, 6.41s, 2031		492,082	462,348
Ser. 98-C4, Class J, 5.6s, 2035		965,000	864,139
Lehman Brothers Floating Rate Commercial Mortgage Trust 144A FRB
Ser. 03-LLFA, Class L, 7.696s, 2014		1,181,000	1,170,044
Mach One Commercial Mortgage Trust 144A
Ser. 04-1A, Class J, 5.45s, 2040		1,154,000	947,407
Ser. 04-1A, Class K, 5.45s, 2040		411,000	329,603
Ser. 04-1A, Class L, 5.45s, 2040		187,000	134,940
Merrill Lynch Mortgage Investors, Inc. Ser. 96-C2, Class JS, IO, 2.112s,
2028		10,808,636	414,608
Mezz Cap Commercial Mortgage Trust 144A Ser. 04-C1, Class X, IO,
7.85s, 2037		1,436,684	583,204
Morgan Stanley Capital I 144A Ser. 04-RR, Class F7, 6s, 2039		3,360,000	2,425,584
Mortgage Capital Funding, Inc.
FRB Ser. 98-MC2, Class E, 7.26s, 2030		459,501	480,168
Ser. 97-MC2, Class X, IO, 1.246s, 2012		7,314,883	115,721
Permanent Financing PLC FRB Ser. 8, Class 2C, 4.234s, 2042 (United
Kingdom)		1,112,000	1,111,455

PNC Mortgage Acceptance Corp. 144A Ser. 00-C1, Class J, 6 5/8s, 2010		285,000	270,032
QFA Royalties, LLC 144A Ser. 05-1, 7.3s, 2025		1,323,716	1,298,585
Quick Star PLC FRB Class 1-D, 5.48s, 2011 (United Kingdom)	GBP	891,589	1,572,904
STRIPS 144A
Ser. 03-1A, Class M, 5s, 2018 (Cayman Islands)		$316,000	258,305
Ser. 03-1A, Class N, 5s, 2018 (Cayman Islands)		376,000	279,577
Ser. 04-1A, Class M, 5s, 2018 (Cayman Islands)		345,000	282,011
Ser. 04-1A, Class N, 5s, 2018 (Cayman Islands)		325,000	241,655
Titan Europe PLC 144A
FRB Ser. 05-CT1A, Class D, 5.639s, 2014 (Ireland)	GBP	821,000	1,453,170
FRN Ser. 04-2A, Class D, 3.019s, 2014 (Ireland)	EUR	686,117	821,694
FRB Ser. 04-2A, Class C, 2.619s, 2014 (Ireland)	EUR	862,270	1,032,655
URSUS EPC 144A FRB Ser. 1-A, Class D, 4.416s, 2012 (Ireland)	GBP	823,704	1,457,956
Wachovia Bank Commercial Mortgage Trust 144A FRB Ser. 05-WL5A,
Class L, 7.27s, 2018		$917,000	908,344

Total collateralized mortgage obligations (cost $198,957,325)			$195,322,831

ASSET-BACKED SECURITIES (12.9%)(a)

		Principal amount	Value

ABSC NIMS Trust 144A Ser. 03-HE5, Class A, 7s, 2033		$146,137	$146,137
Aegis Asset Backed Securities Trust 144A
Ser. 04-1N, Class Note, 5s, 2034		22,499	22,499
Ser. 04-2N, Class N1, 4 1/2s, 2034		112,015	111,787
Ser. 04-4N, Class Note, 5s, 2034		136,582	135,900
Americredit Automobile Receivables Trust 144A Ser. 05-1, Class E, 5.82s,
2012		1,270,000	1,264,818

Ameriquest Finance NIM Trust 144A Ser. 04-RN9, Class N2, 10s, 2034
(Cayman Islands)	591,000	531,900
Arcap REIT, Inc. 144A
Ser. 03-1A, Class E, 7.11s, 2038	743,000	760,995
Ser. 04-1A, Class E, 6.42s, 2039	420,000	418,560
Asset Backed Funding Corp. NIM Trust 144A
Ser. 04-0PT1, Class N2, 6.9s, 2033 (Cayman Islands)	304,000	303,999
Ser. 04-0PT5, Class N1, 4.45s, 2034 (Cayman Islands)	129,658	129,418
Ser. 04-FF1, Class N1, 5s, 2034 (Cayman Islands)	144,528	144,554
Ser. 04-FF1, Class N2, 5s, 2034 (Cayman Islands)	52,000	47,928
Ser. 04-HE1, Class N2, 8s, 2034	492,000	481,191

Aviation Capital Group Trust 144A FRN Ser. 03-2A, Class G1, 4.7s, 2033	563,242	564,078
Bank One Issuance Trust FRB Ser. 03-C4, Class C4, 5s, 2011	740,000	753,962

Bayview Financial Asset Trust 144A Ser. 03-X, Class A, IO, 0.61s, 2006	21,843,646	378,083
Bear Stearns Asset Backed Securities NIM Trust 144A
Ser. 04-HE10, Class A1, 4 1/4s, 2034 (Cayman Islands)	155,233	154,432
Ser. 04-HE6, Class A1, 5 1/4s, 2034 (Cayman Islands)	199,034	198,910
Ser. 04-HE7N, Class A1, 5 1/4s, 2034	178,982	178,870
Bear Stearns Asset Backed Securities, Inc. Ser. 04-FR3, Class M6,
7.288s, 2034	507,000	515,873
Bombardier Capital Mortgage Securitization Corp.
Ser. 00-A, Class A2, 7.575s, 2030	323,447	225,242
Ser. 00-A, Class A4, 8.29s, 2030	1,187,428	853,464
Ser. 99-B, Class A3, 7.18s, 2015	2,236,411	1,438,292
Ser. 99-B, Class A4, 7.3s, 2016	1,524,262	1,079,371
FRN Ser. 00-A, Class A1, 4.13s, 2030	341,189	177,418
CARSSX Finance, Ltd. 144A
FRB Ser. 04-AA, Class B3, 7.32s, 2011 (Cayman Islands)	199,516	201,626
FRB Ser. 04-AA, Class B4, 9.47s, 2011 (Cayman Islands)	455,821	469,044
Chase Credit Card Master Trust FRB Ser. 03-3, Class C, 5.05s, 2010	860,000	876,591
CHEC NIM Ltd., 144A
Ser. 04-2, Class N1, 4.45s, 2034 (Cayman Islands)	175,730	175,719
Ser. 04-2, Class N2, 8s, 2034 (Cayman Islands)	183,000	181,955
Ser. 04-2, Class N3, 8s, 2034 (Cayman Islands)	112,000	96,320
Conseco Finance Securitizations Corp.
Ser. 00-2, Class A4, 8.48s, 2030	347,350	345,503
Ser. 00-4, Class A4, 7.73s, 2031	2,312,132	2,188,201
Ser. 00-4, Class A5, 7.97s, 2032	470,000	388,623
Ser. 00-4, Class A6, 8.31s, 2032	6,661,000	5,637,870
Ser. 00-6, Class A5, 7.27s, 2032	199,000	184,152
Ser. 00-6, Class M2, 8.2s, 2032	572,613	22,905
Ser. 01-1, Class A5, 6.99s, 2032	1,709,000	1,571,067
Ser. 01-3, Class A3, 5.79s, 2033	21,788	21,841
Ser. 01-3, Class A4, 6.91s, 2033	5,996,000	5,762,977
Ser. 01-3, Class M2, 7.44s, 2033	479,839	59,980
Ser. 01-4, Class A4, 7.36s, 2033	523,000	517,036
Ser. 01-4, Class B1, 9.4s, 2033	643,968	86,936
Ser. 02-1, Class A, 6.681s, 2033	3,415,934	3,480,949
FRN Ser. 01-4, Class M1, 5.61s, 2033	573,000	223,470
Consumer Credit Reference IDX Securities 144A FRN Ser. 02-1A, Class
A, 5.924s, 2007	1,494,000	1,513,960
Countrywide Asset Backed Certificates 144A
Ser. 04-6N, Class N1, 6 1/4s, 2035	1,047,309	1,045,215
Ser. 04-BC1N, Class Note, 5 1/2s, 2035	131,489	130,996
Countrywide Home Loans Ser. 05-2, Class 2X, IO, 1.235s, 2035	18,359,164	413,081
Crest, Ltd. 144A Ser. 03-2A, Class E2, 8s, 2038 (Cayman Islands)	838,000	817,301
First Chicago Lennar Trust 144A Ser. 97-CHL1, Class E, 7.67s, 2039	3,460,001	3,522,172
First Consumers Master Trust FRB Ser. 01-A, Class A, 4.28s, 2008	310,104	308,553
First Franklin Mortgage Loan Asset Backed Certificates FRB Ser. 04-FF7,
Class A4, 4.338s, 2034	13,239,000	13,257,297
First Franklin Mortgage Loan NIM Trust 144A Ser. 04-FF10, Class N1,
4.45s, 2034 (Cayman Islands)	219,654	219,352
Fremont NIM Trust 144A
Ser. 04-3, Class A, 4 1/2s, 2034	386,169	384,238
Ser. 04-3, Class B, 7 1/2s, 2034	99,709	98,014

Ser. 04-A, Class Note, 4 3/4s, 2034		19,130	19,082
Granite Mortgages PLC
FRB Ser. 02-1, Class 1C, 5.474s, 2042 (United Kingdom)		680,000	686,323
FRB Ser. 03-2, Class 2C1, 5.2s, 2043 (United Kingdom)	EUR	2,785,000	3,596,138
FRB Ser. 03-2, Class 3C, 6.141s, 2043 (United Kingdom)	GBP	2,090,000	3,827,296
Green Tree Financial Corp.
Ser. 94-4, Class B2, 8.6s, 2019		$745,394	560,037
Ser. 94-6, Class B2, 9s, 2020		1,703,968	1,438,536
Ser. 95-4, Class B1, 7.3s, 2025		726,329	715,888
Ser. 95-8, Class B1, 7.3s, 2026		704,416	538,488
Ser. 95-F, Class B2, 7.1s, 2021		178,834	179,169
Ser. 96-8, Class M1, 7.85s, 2027		754,000	642,693
Ser. 99-3, Class A5, 6.16s, 2031		122,497	123,263
Ser. 99-3, Class A7, 6.74s, 2031		1,438,000	1,368,325
Ser. 99-5, Class A5, 7.86s, 2030		8,746,000	7,687,274
Greenpoint Manufactured Housing
Ser. 00-3, Class IA, 8.45s, 2031		3,878,565	3,678,128
Ser. 99-5, Class A4, 7.59s, 2028		130,319	133,682
GS Auto Loan Trust 144A Ser. 04-1, Class D, 5s, 2011		1,329,114	1,317,019
GSAMP Trust 144A
Ser. 04-FM1N, Class Note, 5 1/4s, 2033		12,913	12,894
Ser. 04-HE1N, Class N1, 5s, 2034		99,927	99,887
Ser. 04-NIM1, Class N1, 5 1/2s, 2034		846,637	846,299
Ser. 04-NIM1, Class N2, zero %, 2034		1,013,000	746,075
Ser. 04-NIM2, Class N, 4 7/8s, 2034		1,132,073	1,127,205
Ser. 04-SE2N, Class Note, 5 1/2s, 2034		63,473	63,410
Guggenheim Structured Real Estate Funding, Ltd. FRB Ser. 05-1A, Class
E, 5.838s, 2030 (Cayman Islands)		721,000	717,756
Guggenheim Structured Real Estate Funding, Ltd. 144A FRB Ser. 05-2A,
Class E, 6.038s, 2030		729,000	729,000
Holmes Financing PLC
FRB Ser. 4, Class 3C, 5.45s, 2040 (United Kingdom)		410,000	412,177
FRB Ser. 8, Class 2C, 4.87s, 2040 (United Kingdom)		458,000	459,718
Home Equity Asset Trust 144A
Ser. 02-5N, Class A, 8s, 2033		51,033	51,033
Ser. 04-5N, Class A, 5 1/4s, 2034		338,362	336,247
Ser. 05-6N, Class A, 5 1/4s, 2035		633,920	630,750
LNR CDO, Ltd. 144A
FRB Ser. 02-1A, Class FFL, 6.78s, 2037 (Cayman Islands)		2,440,000	2,440,000
FRB Ser. 03-1A, Class EFL, 7.03s, 2036 (Cayman Islands)		1,485,000	1,587,614
Long Beach Asset Holdings Corp. NIM Trust 144A
Ser. 04-2, Class N1, 4.94s, 2034		42,713	42,713
Ser. 04-5, Class Note, 5s, 2034		155,881	155,881

Long Beach Mortgage Loan Trust Ser. 04-3, Class S1, IO, 4 1/2s, 2006		2,589,680	89,991
Lothian Mortgages PLC 144A FRB Ser. 3A, Class D, 5.436s, 2039 (United
Kingdom)	GBP	1,700,000	3,009,000
Madison Avenue Manufactured Housing Contract FRB Ser. 02-A, Class
B1, 7.288s, 2032		$2,025,781	1,012,891
Master Asset Backed Securities NIM Trust 144A
Ser. 04-CI5, Class N2, 9s, 2034		277,000	277,139
Ser. 04-HE1A, Class Note, 5.191s, 2034		144,257	144,242
MBNA Credit Card Master Note Trust FRB Ser. 03-C5, Class C5, 5.15s,
2010		860,000	880,024

Merrill Lynch Mortgage Investors, Inc. Ser. 03-WM3N, Class N1, 8s, 2034		11,240	11,201
Merrill Lynch Mortgage Investors, Inc. 144A
Ser. 04-FM1N, Class N1, 5s, 2035 (Cayman Islands)		88,254	88,281
Ser. 04-HE1N, Class N1, 5s, 2006		74,659	74,402
Mid-State Trust Ser. 11, Class B, 8.221s, 2038		298,606	298,560

Morgan Stanley ABS Capital I FRB Ser. 04-HE8, Class B3, 7.238s, 2034		458,000	468,372
Morgan Stanley Auto Loan Trust 144A Ser. 04-HB2, Class E, 5s, 2012		335,000	326,568
Morgan Stanley Dean Witter Capital I
FRB Ser. 01-NC3, Class B1, 6.488s, 2031		133,587	133,587
FRB Ser. 01-NC4, Class B1, 6.538s, 2032		159,367	159,580

Morgan Stanley Mortgage Loan Trust Ser. 05-5AR, Class 2A1, 5.465s,
2035		5,027,513	5,036,547
Navistar Financial Corp. Owner Trust
Ser. 04-B, Class C, 3.93s, 2012		260,106	254,587
Ser. 05-A, Class C, 4.84s, 2014		560,000	554,357
New Century Mortgage Corp. NIM Trust 144A Ser. 03-B, Class Note, 6
1/2s, 2033		1,307	1,307
Oakwood Mortgage Investors, Inc.
Ser. 00-A, Class A2, 7.765s, 2017		394,687	325,618
Ser. 00-D, Class A4, 7.4s, 2030		1,945,000	1,336,034
Ser. 01-C, Class A2, 5.92s, 2017		2,518,217	1,415,946
Ser. 01-D, Class A2, 5.26s, 2019		365,058	257,370
Ser. 01-D, Class A4, 6.93s, 2031		1,637,599	1,231,491
Ser. 01-E, Class A2, 5.05s, 2019		2,566,409	1,974,255
Ser. 02-A, Class A2, 5.01s, 2020		860,160	684,961
Ser. 02-B, Class A4, 7.09s, 2032		867,000	772,759
Ser. 02-C, Class A1, 5.41s, 2032		3,324,905	2,875,378
Ser. 99-B, Class A4, 6.99s, 2026		2,603,339	2,272,914
Ser. 99-D, Class A1, 7.84s, 2029		2,443,712	2,196,051

Oakwood Mortgage Investors, Inc. 144A Ser. 01-B, Class A4, 7.21s, 2030		684,269	622,566
Ocean Star PLC 144A
FRB Ser. 04-A, Class E, 10.28s, 2018 (Ireland)		1,695,000	1,795,005
FRB Ser. 05-A, Class E, 8.896s, 2012 (Ireland)		466,000	466,000
Park Place Securities NIM Trust 144A Ser. 04-WCW2, Class D, 7.387s,
2034 (Cayman Islands)		138,000	138,524

Park Place Securities, Inc. FRB Ser. 04-MCW1, Class A2, 4.418s, 2034		9,412,699	9,427,407
People's Choice Net Interest Margin Note 144A Ser. 04-2, Class B, 5s,
2034		200,000	181,200
Permanent Financing PLC
FRB Ser. 1, Class 3C, 5.034s, 2042 (United Kingdom)		530,000	531,121
FRB Ser. 3, Class 3C, 4.984s, 2042 (United Kingdom)		680,000	690,936
FRB Ser. 6, Class 3C, 5.273s, 2042 (United Kingdom)	GBP	1,731,000	3,063,870
Providian Gateway Master Trust Ser. 02, Class B, PO, zero %, 2006		$1,848,000	1,828,642
Residential Asset Securities Corp. Ser. 01-KS3, Class AII, 4.268s, 2031		11,062,540	11,066,401

Residential Asset Securities Corp. 144A Ser. 04-N10B, Class A1, 5s, 2034		421,936	420,287
Residential Mortgage Securities 144A FRB Ser. 20A, Class B1A, 5.322s,
2038 (United Kingdom)		250,000	439,757
Rural Housing Trust Ser. 87-1, Class D, 6.33s, 2026		313,875	317,112
SAIL Net Interest Margin Notes 144A
Ser. 03-10A, Class A, 7 1/2s, 2033 (Cayman Islands)		131,655	130,338
Ser. 03-12A, Class A, 7.35s, 2033 (Cayman Islands)		29,212	29,212
Ser. 03-3, Class A, 7 3/4s, 2033 (Cayman Islands)		47,764	43,585
Ser. 03-4, Class A, 7 1/2s, 2033 (Cayman Islands)		4,398	3,852
Ser. 03-5, Class A, 7.35s, 2033 (Cayman Islands)		63,883	51,745
Ser. 03-6A, Class A, 7s, 2033 (Cayman Islands)		8,317	8,268
Ser. 03-7A, Class A, 7s, 2033 (Cayman Islands)		63,225	53,956
Ser. 03-8A, Class A, 7s, 2033 (Cayman Islands)		16,227	10,547
Ser. 03-9A, Class A, 7s, 2033 (Cayman Islands)		33,083	19,122
Ser. 03-BC2A, Class A, 7 3/4s, 2033 (Cayman Islands)		155,087	85,298
Ser. 04-10A, Class A, 5s, 2034 (Cayman Islands)		662,355	660,906
Ser. 04-2A, Class A, 5 1/2s, 2034 (Cayman Islands)		240,441	228,419
Ser. 04-4A, Class A, 5s, 2034 (Cayman Islands)		253,001	253,001
Ser. 04-7A, Class A, 4 3/4s, 2034 (Cayman Islands)		131,420	131,420
Ser. 04-7A, Class B, 6 3/4s, 2034 (Cayman Islands)		79,923	67,135
Ser. 04-8A, Class A, 5s, 2034 (Cayman Islands)		443,347	443,347
Ser. 04-8A, Class B, 6 3/4s, 2034 (Cayman Islands)		317,028	309,799
Ser. 04-AA, Class A, 4 1/2s, 2034 (Cayman Islands)		207,320	206,895
Sasco Net Interest Margin Trust 144A
Ser. 03-BC1, Class B, zero %, 2033 (Cayman Islands)		530,506	175,067
Ser. 05-WF1A, Class A, 4 3/4s, 2035		363,067	361,614
Sharps SP I, LLC Net Interest Margin Trust 144A
Ser. 03-0P1N, Class NA, 4.45s, 2033		13,466	13,466
Ser. 04-FM1N, Class N, 6.16s, 2033		2,525	2,535
Ser. 04-HE2N, Class NA, 5.43s, 2034		81,659	81,455

Ser. 04-HS1N, Class Note, 5.92s, 2034	20,218	20,218
South Coast Funding 144A FRB Ser. 3A, Class A2, 4.96s, 2038 (Cayman
Islands)	200,000	200,080
Structured Asset Investment Loan Trust
Ser. 03-BC1A, Class A, 7 3/4s, 2033 (Cayman Islands)	60,945	60,945
FRB Ser. 04-9, Class A4, 4.338s, 2034	13,337,000	13,356,312
Structured Asset Receivables Trust 144A FRB Ser. 05-1, 4.334s, 2015	3,531,715	3,480,946
TIAA Real Estate CD0, Ltd. 144A Ser. 02-1A, Class IV, 6.84s, 2037
(Cayman Islands)	756,000	703,367
TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s, 2038 (Cayman
Islands)	904,000	854,200
Wells Fargo Home Equity Trust 144A
Ser. 04-2, Class N1, 4.45s, 2034 (Cayman Islands)	568,451	567,735
Ser. 04-2, Class N2, 8s, 2034 (Cayman Islands)	419,000	406,430
Wells Fargo Mortgage Backed Securities Trust Ser. 05-AR13, Class 1A4,
IO, 0.742s, 2035	33,702,000	268,571
Whinstone Capital Management, Ltd. 144A FRB Ser. 1A, Class B3,
4.965s, 2044 (United Kingdom)	1,438,000	1,438,000
Whole Auto Loan Trust 144A
Ser. 03-1, Class D, 6s, 2010	393,437	393,092
Ser. 04-1, Class D, 5.6s, 2011	852,075	845,950

Total asset-backed securities (cost $180,870,788)		$177,309,694

U.S. TREASURY OBLIGATIONS (12.5%)(a)

	Principal amount	Value

U.S. Treasury Bonds
7 1/2s, November 15, 2016	$27,040,000	$33,559,176
6 1/4s, May 15, 2030	46,303,000	55,939,812
6 1/4s, August 15, 2023	18,225,000	21,277,688
U.S. Treasury Notes
4 1/4s, August 15, 2013	29,883,000	29,308,685
4s, November 15, 2012	3,000	2,908
3 1/4s, August 15, 2008	20,856,000	20,218,914
U.S. Treasury Strip zero %, November 15, 2024	28,450,000	11,315,017

Total U.S. treasury obligations (cost $165,761,928)		$171,622,200

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS
(12.0%)(a)
	Principal amount	Value

Federal Home Loan Mortgage Corporation Pass-Through Certificates
7 1/2s, with due dates from March 1, 2026 to May 1, 2027	$30,185	$32,102
Federal National Mortgage Association Pass-Through Certificates
8s, July 1, 2024	1,524	1,613
7 1/2s, with due dates from October 1, 2022 to August 1, 2030	122,760	129,922
6 1/2s, with due dates from February 1, 2033 to October 1, 2034	3,471,915	3,567,738
6 1/2s, April 1, 2016	75,770	77,591
5 1/2s, with due dates from January 1, 2033 to November 1, 2035	74,920,590	73,970,986
5 1/2s, TBA, November 1, 2035	19,000,000	18,740,234
5s, with due dates from June 1, 2019 to February 1, 2020	3,720,097	3,672,866
5s, TBA, November 1, 2035	20,200,000	19,436,188
4 1/2s, with due dates from August 1, 2020 to June 1, 2034	8,492,538	8,019,069
4 1/2s, TBA, November 1, 2020	38,700,000	37,421,085

Total U.S. government and agency mortgage obligations (cost		$165,069,394
$167,189,088)

SENIOR LOANS (10.0%)(a)(c)

	Principal amount	Value

Basic Materials (0.9%)
Celanese Corp. bank term loan FRN Ser. B, 6.313s, 2011	$564,001	$571,615

Graphic Packaging Corp. bank term loan FRN Ser. C, 6.523s, 2010	273,765	275,955
Hercules, Inc. bank term loan FRN Ser. B, 5.856s, 2010	798,217	806,598
Huntsman International Corp. bank term loan FRN Ser. B, 5.72s, 2012	3,065,332	3,079,565

IAP Worldwide Services, Inc. bank term loan FRN Ser. B, 6.788s, 2011	498,750	502,491
Innophos, Inc. bank term loan FRN 6.109s, 2010	498,684	503,671
Koch Cellulose, LLC bank term loan FRN 5.36s, 2011	65,004	65,654
Koch Cellulose, LLC bank term loan FRN Ser. B, 5.77s, 2011	333,305	336,638
Mosaic Co. (The) bank term loan FRN Ser. B, 5.232s, 2012	995,000	1,004,640
Nalco Co. bank term loan FRN Ser. B, 5.813s, 2010	678,898	688,610
Novelis, Inc. bank term loan FRN 5.46s, 2012 (Canada)	417,144	421,251
Novelis, Inc. bank term loan FRN Ser. B, 5.46s, 2012	724,514	731,646
Rockwood Specialties Group, Inc. bank term loan FRN Ser. D, 6.466s,
2012	2,736,250	2,777,863
Smurfit-Stone Container Corp. bank term loan FRN 3.764s, 2010	43,665	44,120

Smurfit-Stone Container Corp. bank term loan FRN Ser. B, 5.722s, 2011	348,085	351,711

Smurfit-Stone Container Corp. bank term loan FRN Ser. C, 5 7/8s, 2011	107,103	108,219
		12,270,247

Capital Goods (0.9%)
Allied Waste Industries, Inc. bank term loan FRN Ser. A, 3.864s, 2012	535,135	537,736
Allied Waste Industries, Inc. bank term loan FRN Ser. B, 6.038s, 2012	1,416,182	1,422,780
Amsted Industries, Inc. bank term loan FRN 6.623s, 2010	360,288	364,491
Avio Holding SpA bank term loan FRN Ser. B, 6.29s, 2011 (Italy)	434,286	434,286
Avio Holding SpA bank term loan FRN Ser. C, 6.79s, 2012 (Italy)	434,286	435,860
Flowserve Corp. bank term loan FRN 5.813s, 2012	800,000	810,250
Graham Packaging Co., Inc. bank term loan FRN Ser. B, 6.555s, 2011	797,990	807,217
Hexcel Corp. bank term loan FRN Ser. B, 5.763s, 2012	2,343,333	2,363,838
Invensys, PLC bank term loan FRN Ser. B-1, 7.791s, 2009 (United
Kingdom)	137,272	138,302
Mueller Group, Inc. bank term loan FRN Ser. B, 6.237s, 2012	1,500,000	1,510,500
Solo Cup Co. bank term loan FRN 6.438s, 2011	795,500	797,290
Terex Corp. bank term loan FRN 6.415s, 2009	300,000	303,188
Terex Corp. bank term loan FRN Ser. C, 6.915s, 2009	1,400,000	1,415,750
Transdigm, Inc. bank term loan FRN Ser. C, 6.185s, 2010	991,453	1,004,259
		12,345,747

Communication Services (1.0%)
Centennial Cellular Operating Co., LLC bank term loan FRN Ser. B,
6.336s, 2011	1,892,671	1,901,120
Cincinnati Bell, Inc. bank term loan FRN 5 3/8s, 2012	200,000	201,000
Consolidated Communications Holdings bank term loan FRN Ser. D,
6.168s, 2011	297,884	300,863

Fairpoint Communications, Inc. bank term loan FRN Ser. B, 5.813s, 2012	1,000,000	1,009,000
Intelsat Bermuda, Ltd. bank term loan FRN Ser. B, 5.813s, 2011
(Bermuda)	1,196,985	1,206,461
Madison River Capital, LLC. bank term loan FRN Ser. B, 6.59s, 2012	2,300,000	2,330,666
PanAmSat Corp. bank term loan FRN Ser. B1, 6.107s, 2010	1,781,069	1,802,220
Qwest Communications International, Inc. bank term loan FRN Ser. A,
8.53s, 2007	349,500	359,888
SBA Communications Corp. bank term loan FRN Ser. D, 7.729s, 2008	1,789,571	1,793,299
Syniverse Holdings, Inc. bank term loan FRN Ser. B, 6.03s, 2012	1,045,470	1,055,925
Valor Telecommunications Enterprises LLC/Finance Corp. bank term loan
FRN Ser. B, 5.775s, 2012	2,183,333	2,206,337
		14,166,779

Consumer Cyclicals (2.2%)
Adams Outdoor Advertising, LP bank term loan FRN 6.196s, 2012	874,256	885,913
Affinion Group, Inc. bank term loan FRN Ser. B, 6.86s, 2013	1,250,000	1,239,063
American Media Operations bank term loan FRN Ser. C, 6.813s, 2007	199,478	201,140

Ashtead Group PLC bank term loan FRN Ser. B, 6.063s, 2009 (United
Kingdom)	650,000	655,416
Boise Cascade Corp. bank term loan FRN Ser. D, 5.717s, 2011	1,888,447	1,912,577
Borgata Resorts bank term loan FRN Ser. B, 5.591s, 2011	794,000	798,963
Boyd Gaming Corp. bank term loan FRN Ser. B, 5.61s, 2010	1,246,843	1,260,091
CCM Merger, Inc. bank term loan FRN Ser. B, 5.933s, 2012	1,596,000	1,609,965
Coinmach Service Corp. bank term loan FRN Ser. B, 6.969s, 2009	261,543	264,813
Cooper Tire & Rubber Co. bank term loan FRN Ser. B, 6.063s, 2012	760,917	764,008
Cooper Tire & Rubber Co. bank term loan FRN Ser. C, 6.063s, 2012	1,224,083	1,229,057
Custom Building Products bank term loan FRN Ser. B, 6.267s, 2011	1,206,865	1,211,390
Dex Media West, LLC/Dex Media Finance Co. bank term loan FRN Ser. B,
5.712s, 2010	535,745	537,679
Goodyear Tire & Rubber Co. (The) bank term loan FRN 7.06s, 2010	465,000	468,584
Hayes Lemmerz International, Inc. bank term loan FRN 7.007s, 2009	271,782	270,472
Jostens IH Corp. bank term loan FRN Ser. C, 5.943s, 2010	1,852,500	1,879,710
Journal Register Co. bank term loan FRN Ser. B, 5.286s, 2012	900,000	905,907
Landsource, Inc. bank term loan FRN Ser. B, 6 1/2s, 2010	150,000	150,938

Masonite International Corp. bank term loan FRN 6.203s, 2013 (Canada)	1,243,252	1,238,166
Masonite International Corp. bank term loan FRN Ser. B, 6.203s, 2013
(Canada)	1,245,370	1,240,275
Mega Bloks, inc. bank term loan FRN Ser. B, 5.603s, 2012 (Canada)	250,000	252,969
Movie Gallery, Inc. bank term loan FRN Ser. B, 7.83s, 2011	847,875	826,325
Neiman Marcus Group, Inc. bank term loan FRN Ser. B, 6.565s, 2013	750,000	753,281
Nortek Holdings, Inc. bank term loan FRN Ser. B, 5.915s, 2011	397,990	401,771
Penn National Gaming, Inc. bank term loan FRN Ser. B, 6.082s, 2012	550,000	556,360
PRIMEDIA, Inc. bank term loan FRN 6.114s, 2013	300,000	292,688

R.H. Donnelley Finance Corp. bank term loan FRN Ser. A-3, 5.722s, 2009	289,921	291,129

R.H. Donnelley Finance Corp. bank term loan FRN Ser. D, 5.696s, 2011	1,123,805	1,129,424
Raycom Media, Inc. bank term loan FRN Ser. B, 6.063s, 2012	1,700,000	1,706,375
Resorts International Hotel and Casino, Inc. bank term loan FRN Ser. B,
6.53s, 2012	1,028,297	1,027,783
Sealy Mattress Co. bank term loan FRN Ser. D, 5.726s, 2012	503,462	507,081
Trump Hotel & Casino Resort, Inc. bank term loan FRN Ser. B, 6.14s,
2012	299,250	301,868
Trump Hotel & Casino Resort, Inc. bank term loan FRN Ser. DD, 5.62s,
2012 (U)	300,000	302,625
TRW Automotive, Inc. bank term loan FRN Ser. B, 5 1/4s, 2010	1,053,756	1,062,537
Venetian Casino Resort, LLC bank term loan FRN Ser. B, 5.77s, 2011	1,849,858	1,863,154
Venetian Casino Resort, LLC bank term loan FRN Ser. DD, 5.77s, 2011	381,414	384,156
William Carter Holdings Co. (The) bank term loan FRN Ser. B, 5.718s,
2012	234,375	236,865
		30,620,518

Consumer Staples (2.2%)
Affinity Group Holdings bank term loan FRN Ser. B1, 7.045s, 2009	65,421	65,911
Affinity Group Holdings bank term loan FRN Ser. B2, 6.841s, 2009	163,552	164,779
AMF Bowling Worldwide bank term loan FRN Ser. B, 6.761s, 2009	208,973	210,409
BLB (Wembley) bank term loan FRN 6.079s, 2011 (United Kingdom)	250,000	253,203
Burger King Corp. bank term loan FRN 5 7/8s, 2012	297,255	300,015
Century Cable Holdings bank term loan FRN 8 3/4s, 2009	1,220,000	1,207,146
Charter Communications PLC bank term loan FRN Ser. B, 6.93s, 2011
(United Kingdom)	1,612,651	1,615,877
Cinemark, Inc. bank term loan FRN Ser. C, 5.43s, 2011	498,734	503,223
Constellation Brands, Inc. bank term loan FRN Ser. B, 5.659s, 2011	3,131,111	3,162,031
DirecTV Holdings, LLC bank term loan FRN Ser. B, 5.428s, 2013	1,366,667	1,377,487
Dole Food Co., Inc. bank term loan FRN Ser. B, 5.587s, 2012	491,281	494,843
Domino's, Inc. bank term loan FRN 5 7/8s, 2010	894,920	908,717

Emmis Communications Corp. bank term loan FRN Ser. B, 5.72s, 2010	497,494	500,417

Freedom Communications, Inc. bank term loan FRN Ser. B, 5.382s, 2012	436,139	438,973
Gray Television, Inc. bank term loan FRN Ser. B, 5.35s, 2012	473,145	474,032

Insight Midwest LP/Insight Capital, Inc. bank term loan FRN 6.063s, 2009	137,550	139,355
Jack-in-the-Box, Inc. bank term loan FRN 5.346s, 2008	846,079	852,425
Jean Coutu Group, Inc. bank term loan FRN Ser. B, 5.938s, 2011	1,047,355	1,058,320
Loews Cineplex Entertainment Corp. bank term loan FRN Ser. B, 6.171s,
2011	1,700,000	1,705,313
Mediacom Communications Corp. bank term loan FRN Ser. B, 6.275s,
2012	992,500	1,007,078
MGM Studios, Inc. bank term loan FRN Ser. B, 6.27s, 2011	1,800,000	1,814,175

Olympus Cable Holdings, LLC bank term loan FRN Ser. B, 8 3/4s, 2010	735,000	727,388
Prestige Brands, Inc. bank term loan FRN Ser. B, 6.316s, 2011	1,709,413	1,728,643
Prestige Brands, Inc. bank term loan FRN Ser. B-1, 5.181s, 2011	415,830	420,508
Regal Cinemas, Inc. bank term loan FRN Ser. B, 6.02s, 2010	1,488,665	1,502,853
Six Flags, Inc. bank term loan FRN Ser. B, 6.71s, 2009	814,374	821,790
Spanish Broadcasting Systems, Inc. bank term loan FRN 6.03s, 2012	797,995	808,469
Spectrum Brandd, Inc. bank term loan FRN Ser. B, 6.005s, 2013	1,843,368	1,853,354
Sun Media Corp. bank term loan FRN Ser. B, 5.68s, 2009 (Canada)	303,207	305,986
Universal City Development bank term loan FRN Ser. B, 6.005s, 2011	1,688,369	1,708,068
Warner Music Group bank term loan FRN Ser. B, 5.847s, 2011	968,870	977,752
Young Broadcasting, Inc. bank term loan FRN Ser. B, 5.771s, 2012	1,645,875	1,657,533
		30,766,073

Energy (0.6%)
Dresser, Inc. bank term loan FRN 6.91s, 2010	360,000	365,400
Kerr-McGee Corp. bank term loan FRN Ser. B, 6.51s, 2011	1,246,875	1,249,369
Key Energy Services, Inc. bank term loan FRN Ser. B, 7.02s, 2012 (U)	1,750,000	1,774,063
Targa Resources, Inc. bank term loan FRN 6.315s, 2012	2,580,645	2,588,710
Targa Resources, Inc. bank term loan FRN 6.315s, 2012	619,355	621,290
Universal Compression, Inc. bank term loan FRN Ser. B, 5.36s, 2012	598,000	603,793
Vulcan Energy Corp. bank term loan FRN 5.849s, 2011	843,483	855,081
		8,057,706

Financial (0.4%)
EPCO, Inc. bank term loan FRN Ser. B, 6.421s, 2010	600,000	607,500
Fidelity National Information Solutions bank term loan FRN Ser. B, 5.685s,
2013	1,706,125	1,711,305
General Growth Properties, Inc. bank term loan FRN Ser. A, 5.61s, 2007
(R)	890,529	893,868
General Growth Properties, Inc. bank term loan FRN Ser. B, 5.85s, 2008
(R)	1,788,463	1,807,242
Hilb, Rogal & Hamilton Co. bank term loan FRN Ser. B, 6.313s, 2011	431,516	435,561
		5,455,476

Health Care (0.7%)
Alderwoods Group, Inc. bank term loan FRN 5.84s, 2009	953,533	965,452
Beverly Enterprises, Inc. bank term loan FRN 6.477s, 2008	245,000	245,459

Community Health Systems, Inc. bank term loan FRN Ser. B, 5.61s, 2011	635,590	643,138
DaVita, Inc. bank term loan FRN Ser. B, 6.379s, 2012	1,104,902	1,120,094

Fisher Scientific International, Inc. bank term loan FRN Ser. B, 5.52s, 2011	237,000	238,185
Hanger Orthopedic Group, Inc. bank term loan FRN 7 3/4s, 2009	196,000	198,695
Healthsouth Corp. bank term loan FRN 6.53s, 2010	549,872	551,590
Healthsouth Corp. bank term loan FRN 3.864s, 2010	148,750	149,215
Kinetic Concepts, Inc. bank term loan FRN Ser. B, 5.78s, 2011	138,691	140,078
LifePoint, Inc. bank term loan FRN Ser. B, 5.435s, 2012	1,752,696	1,761,460
Mylan Laboratories, Inc. bank term loan FRN Ser. D, 5.4s, 2010	698,250	706,687

PacifiCare Health System, Inc. bank term loan FRN Ser. B, 5.22s, 2010	497,494	498,012
Psychiatric Solutions, Inc. bank term loan FRN Ser. B, 5.73s, 2012	307,692	310,769
Stewart Enterprises, Inc. bank term loan FRN Ser. B, 5.603s, 2011	250,000	252,813

Veterinary Centers of America bank term loan FRN Ser. B, 5 3/8s, 2011	579,498	585,293

Warner Chilcott Corp. bank term loan FRN Ser. B, 6.611s, 2012	543,181	544,733
Warner Chilcott Corp. bank term loan FRN 5.901s, 2012 (U)	22,082	22,165
Warner Chilcott Corp. bank term loan FRN Ser. C, 6.77s, 2012	218,875	219,501
Warner Chilcott Corp. bank term loan FRN Ser. D, 6.77s, 2012	101,114	101,403
Warner Chilcott Corp. bank term loan FRN 5.314s, 2012 (U)	110,410	110,824
		9,365,566

Technology (0.5%)
AMI Semiconductor, Inc. bank term loan FRN 5.341s, 2012	1,743,498	1,749,309
Aspect Software, Inc. bank term loan FRN Ser. B, 6.016s, 2010	500,000	502,500
SunGard Data Systems, Inc. bank term loan FRN Ser. B, 6.28s, 2013	3,241,875	3,268,030
UGS Corp. bank term loan FRN Ser. C, 5.84s, 2012	929,655	942,438
Xerox Corp. bank term loan FRN 5.6s, 2008	400,000	403,000
		6,865,277

Transportation (0.2%)
Kansas City Southern Railway Co. bank term loan FRN Ser. B, 5.34s,
2008	583,709	588,331
Midwestern Air Systems bank term loan FRN Ser. B, 6.409s, 2012	249,375	252,118
Rail America, Inc. bank term loan FRN Ser. B, 5.882s, 2011	547,666	555,881
Rail America, Inc. bank term loan FRN Ser. B, 5 7/8s, 2011	47,008	47,714
Travelcenters of America bank term loan FRN Ser. B, 5.71s, 2011	1,050,000	1,060,500
		2,504,544

Utilities & Power (0.4%)
Allegheny Energy, Inc. bank term loan FRN Ser. C, 5.788s, 2011	560,103	565,423
El Paso Corp. bank term loan FRN 3.764s, 2009	406,000	408,086
El Paso Corp. bank term loan FRN Ser. B, 6.813s, 2009	1,748,816	1,760,232
NRG Energy, Inc. bank term loan FRN 3.92s, 2011	481,373	483,279
NRG Energy, Inc. bank term loan FRN Ser. B, 5.895s, 2011	614,267	616,698
Texas Genco Holdings, Inc. bank term loan FRN Ser. B, 5.88s, 2011	702,385	704,031

Texas Genco Holdings, Inc. bank term loan FRN Ser. DD, 5.877s, 2011	390,773	391,689
Williams Cos., Inc. (The) bank term loan FRN Ser. C, 6.2s, 2007	224,845	227,515
		5,156,953

Total senior loans (cost $137,429,961)		$137,574,886

PREFERRED STOCKS (0.2%)(a)

	Shares	Value

Dobson Communications Corp. 13.00% pfd.	16	$22,400
First Republic Capital Corp. 144A 10.50% pfd.	750	825,000
Paxson Communications Corp. 14.25% cum. pfd. (PIK)	124	846,300
Rural Cellular Corp. Ser. B, 11.375% cum. pfd.	828	945,576

Total preferred stocks (cost $2,702,640)		$2,639,276

COMMON STOCKS (0.2%)(a)

	Shares	Value

AMRESCO Creditor Trust (acquired 6/17/99, cost $107,549)
(F)(RES)(NON)(R)	1,355,000	$1,355
Birch Telecom, Inc. (F)(NON)	2,128	2
Coinmach Service Corp. IDS (Income Deposit Securities) (S)	46,000	635,260
Comdisco Holding Co., Inc.	905	15,385
Contifinancial Corp. Liquidating Trust Units	5,273,336	3,296
Crown Castle International Corp. (NON)	956	23,441
Dobson Communications Corp. (NON)	6,077	44,301
Genesis HealthCare Corp. (NON)	2,143	86,963
iPCS, Inc. (NON)	646	25,194

Knology, Inc. (NON)				381	724
Northwestern Corp. (S)				11,242	334,450
Sterling Chemicals, Inc. (NON)				497	11,431
Sun Healthcare Group, Inc. (NON)				1,662	13,545
USA Mobility, Inc. (NON)				27	675
VFB LLC (acquired various dates from 6/22/99 to 12/08/03, cost
$1,311,474) (RES)(NON)				1,795,382	368,053
Washington Group International, Inc. (NON) (S)				9,946	494,316
WHX Corp. (NON)				36,177	389,265

Total common stocks (cost $10,477,199)					$2,447,656

CONVERTIBLE PREFERRED STOCKS (0.2%)(a)

				Shares	Value

Emmis Communications Corp. Ser. A, $3.125 cum. cv. pfd.				4,826	$206,312
Paxson Communications Corp. 144A 9.75% cv. pfd. (PIK)				137	548,000
Williams Cos., Inc. (The) 144A $2.75 cv. pfd.				13,220	1,388,100

Total convertible preferred stocks (cost $2,003,137)					$2,142,412

UNITS (0.1%)(a)

				Units	Value

Morrison Knudsen Corp. 2032				$1,720,000	$111,800
XCL Equity Units zero % (F)				1,327	904,889

Total units (cost $3,738,150)					$1,016,689

CONVERTIBLE BONDS AND NOTES (0.1%)(a)

				Principal amount	Value

Cybernet Internet Services International, Inc. 144A cv. sr. disc. notes 13s,
2009 (Canada) (In default) (NON)				$4,290,000	$43
Manor Care, Inc. 144A cv. sr. notes 2 1/8s, 2035				165,000	166,238
WCI Communities, Inc. cv. sr. sub. notes 4s, 2023				525,000	565,688

Total convertible bonds and notes (cost $4,308,532)					$731,969

BRADY BONDS (--%)(a) (cost $382,776)

				Principal amount	Value

Peru (Republic of) FRB Ser. 20 YR, 5s, 2017				$422,300	$403,297

WARRANTS (--%)(a)(NON)

	Expiration date		Strike Price	Warrants	Value

Dayton Superior Corp. 144A	6/15/09		.01	1,980	$1
MDP Acquisitions PLC 144A	10/01/13	EUR	.001	960	26,880
Mikohn Gaming Corp. 144A	8/15/08		7.7	760	8,056
TravelCenters of America, Inc. 144A	5/01/09		.001	1,260	1,575
Ubiquitel, Inc. 144A	4/15/10		22.74	3,210	32
Washington Group International, Inc. Ser. A	1/25/06		28.5	6,139	128,919
Washington Group International, Inc. Ser. B	1/25/06		31.74	7,017	125,324
Washington Group International, Inc. Ser. C	1/25/06		33.51	3,792	61,050

Total warrants (cost $315,836)					$351,837

EQUITY VALUE CERTIFICATES (--%)* (NON) (COST $107,609)

	Maturity Date	Certificates	Value
ONO Finance PLC 144A (United Kingdom)	2/15/11	780	$8

PURCHASED OPTIONS (--%)(a)

	Contract	Expiration	Value
	amount	date/strike price

Option on an interest rate swap with JPMorgan Chase Bank, N.A.
for the right to pay a fixed rate of 4.67% versus the six month
GBP LIBOR maturing on January 26, 2008.	50,937,000	Jan 06/$4.67	$221,925

Option on an interest rate swap with JPMorgan Chase Bank, N.A.
for the right to receive a fixed rate of 4.67% versus the six
month GBP LIBOR maturing on January 26, 2008.	50,937,000	Jan 06/$4.67	221,925

Total purchased options (cost $450,236)			$443,850

SHORT-TERM INVESTMENTS (7.4%)(a)

		Principal	Value
		amount/Shares
Putnam Prime Money Market Fund (e)		97,982,253	$97,982,253
Short-term investments held as collateral for loaned securities with yields ranging from 3.77% to 4.21% and due dates ranging from November 1,
2005 to December 9, 2005 (d)		$632,170	632,012
U.S. Treasury Bills zero %, November 3, 2005 (SEG)		2,248,000	2,247,602

Total short-term investments (cost $100,861,867)			$100,861,867

TOTAL INVESTMENTS

Total investments (cost $1,465,334,249) (b)			$1,455,024,590

Putnam Premier Income Trust

FORWARD CURRENCY CONTRACTS TO BUY at 10/31/05 (aggregate face value $107,016,838) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$7,028,752	$7,182,318	01/18/06	$ (153,566)
British Pound	23,171,233	23,594,199	12/21/05	(422,966)
Canadian Dollar	6,921,945	6,952,164	01/18/06	(30,219)
Danish Krone	2,243,177	2,334,275	12/21/05	(91,098)
Euro	221,798	222,561	12/21/05	(763)
Japanese Yen	19,512,350	20,614,440	11/16/05	(1,102,090)
Korean Won	12,424	12,745	11/16/05	(321)
Norwegian Krone	20,556,771	21,179,222	12/21/05	(622,451)
Polish Zloty	968,271	1,013,917	12/21/05	(45,646)
Singapore Dollar	87,061	87,053	11/16/05	8
Swedish Krona	5,095,683	5,140,045	12/21/05	(44,362)
Swiss Franc	18,701,025	18,683,899	12/21/05	17,126

Total				$ (2,496,348)

Putnam Premier Income Trust

FORWARD CURRENCY CONTRACTS TO SELL at 10/31/05 (aggregate face value $224,388,021) (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	appreciation

Australian Dollar	$ 21,511,102	$21,698,889	01/18/06	$ 187,787
British Pound	20,115,166	20,544,461	12/21/05	429,295
Canadian Dollar	31,305,698	31,339,555	01/18/06	33,857
Euro	97,516,027	99,702,599	12/21/05	2,186,572
Japanese Yen	10,482,100	10,639,784	11/16/05	157,684
Norwegian Krone	10,052,552	10,146,328	12/21/05	93,776
Singapore Dollar	87,060	88,647	11/16/05	1,587
Swedish Krona	28,722,857	29,812,731	12/21/05	1,089,874
Swiss Franc	398,593	415,027	12/21/05	16,434

Total				$ 4,196,866

Putnam Premier Income Trust

FUTURES CONTRACTS OUTSTANDING at 10/31/05 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)
Euro-Bobl 5 yr (Long)	154	$20,790,847	Dec-05	$ (392,070)
Euro-Bund 10 yr (Short)	244	35,188,472	Dec-05	820,378
Japanese Government Bond 10 yr - TSE (Long)	26	30,626,342	Dec-05	75,593
U.K. Gilt 10 yr (Long)	66	13,117,712	Dec-05	(69,052)
U.S. Treasury Bond (Short)	684	76,586,625	Dec-05	1,417,887
U.S. Treasury Note 2 yr (Short)	182	37,346,969	Dec-05	212,735
U.S. Treasury Note 5 yr (Long)	1,621	171,648,703	Dec-05	(1,974,382)
U.S. Treasury Note 10 yr (Short)	1,087	117,888,547	Dec-05	1,198,896

Total				$1,289,985

Putnam Premier Income Trust
TBA SALE COMMITMENTS OUTSTANDING at 10/31/05 (proceeds receivable $101,785,625) (Unaudited)
	Principal	Settlement
Agency	amount	date	Value
FNMA, 5 1/2s, November 1, 2035	$81,600,000	11/14/05 $	80,484,373
FNMA, 4 1/2s, November 1, 2020	21,500,000	11/17/05	20,789,492

Total			$101,273,865

Putnam Premier Income Trust

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/05 (Unaudited)
				Unrealized
		Notional	Termination	appreciation/
		amount	date	(depreciation)
Agreement with Lehman Brothers Special Financing, Inc. dated
September 21, 2005 to pay semi-annually the notional amount
multiplied by the six month JPY-LIBOR-BBA and receive semi-annually
the notional amount multiplied by 0.2725%.	JPY	17,000,000,000	9/26/07	($158,195)

Agreement with Lehman Brothers Special Financing, Inc. dated
September 28, 2005 to receive annually the notional amount multiplied by 2.47% and pay semi-annually the notional amount multiplied by the
six month EURIBOR.	EUR	110,000,000	9/28/07	(619,911)

Agreement with Lehman Brothers Special Financing, Inc. dated
September 28, 2005 to pay annually the notional amount multiplied by
3.2385% and receive semi-annually the notional amount multiplied by
the six month EURIBOR.	EUR	59,000,000	9/30/15	1,395,002

Agreement with Lehman Brothers Special Financing, Inc. dated
September 21, 2005 to receive semi-annually the notional amount multiplied by the six month JPY-LIBOR-BBA and pay semi-annually the
notional amount multiplied by 1.05625%.	JPY	4,000,000,000	9/26/12	424,245

Agreement with Lehman Brothers Special Financing, Inc. dated
September 28, 2005 to receive annually the notional amount multiplied by 3.734% and pay semi-annually the notional amount multiplied by the
six month EURIBOR.	EUR	20,000,000	9/30/35	(735,082)

Agreement with Citibank N.A. dated July 12, 2005 to receive annually the notional amount multiplied by 3.4% and pay semi-annually the
notional amount multiplied by the six month NOKDOM-NIBR.	NOK	93,000,000	7/14/10	(288,353)

Agreement with Citibank N.A. dated July 12, 2005 to pay annually the notional amount multiplied by 2.7515% and receive semi-annually the
notional amount multiplied by the six month EURIBOR-T248.	EUR	11,000,000	7/14/10	163,691

Agreement with Citibank N.A. dated July 20, 2005 to pay annually the notional amount multiplied by 2.825% and receive semi-annually the
notional amount multiplied by the six month EURIBOR-T248.	EUR	4,600,000	7/22/10	54,772

Agreement with Citibank N.A. dated July 20, 2005 to receive annually the notional amount multiplied by 3.52% and pay semi-annually the
notional amount multiplied by the six month NOKDOM-NIBR.	NOK	36,700,000	7/22/10	(86,936)

Agreement with Lehman Brothers Special Financing, Inc. dated
October 19, 2005 to pay semi-annually the notional amount multiplied by 1.61% and receive semi-annually the notional amount multiplied by
the six month JPY-LIBOR-BBA.	JPY	4,600,000,000	10/21/15	37,455

Agreement with Merrill Lynch Capital Services, Inc. dated February 16,
2005 to receive semi-annually the notional amount multiplied by the six month EURIBOR and pay annually the notional amount multiplied by
2.5645%.	EUR	92,500,000	2/19/07	(1,432,173)

Agreement with Merrill Lynch Capital Services, Inc. dated October 5,
2005 to receive annually the notional amount multiplied by 2.526% and pay semi-annually the notional amount multiplied by the six month EUR-
EURIBOR-Telerate.	EUR	60,000,000	10/7/07	(276,267)

Agreement with Merrill Lynch Capital Services, Inc. dated October 5,
2005 to pay annually the notional amount multiplied by 3.2685% and receive semi-annually the notional amount multiplied by the six month
EUR-EURIBOR-Telerate.	EUR	31,000,000	10/7/07	659,587

Agreement with Merrill Lynch Capital Services, Inc. dated October 5,
2005 to receive annually the notional amount multiplied by 3.736% and pay semi-annually the notional amount multiplied by the six month EUR-
EURIBOR-Telerate.	EUR	11,000,000	10/7/07	(405,830)

Agreement with Merrill Lynch Capital Services, Inc. dated July 22, 2005 to pay annually the notional amount multiplied by 2.801% and receive semi-annually the notional amount multiplied by the six month
EURIBOR.	EUR	6,900,000	7/26/10	88,122

Agreement with Merrill Lynch Capital Services Inc. dated July 22, 2005 to receive annually the notional amount multiplied by 3.54% and pay
semi-annually the notional amount multiplied by the six month NIBOR.	NOK	54,900,000	7/26/10	(132,311)

Agreement with Bank of America, N.A. dated March 25, 2004 to pay semi-annually the notional amount multiplied by 3.075% and receive quarterly the notional amount multiplied by the three month USD-
LIBOR.		$32,700,000	3/30/09	1,851,791

Agreement with Bank of America, N.A. dated January 22, 2004 to pay semi-annually the notional amount multiplied by 1.97375% and receive quarterly the notional amount multiplied by the three month USD-
LIBOR.		21,900,000	1/26/06	19,089

Agreement with Bank of America, N.A. dated December 2, 2003 to pay semi-annually the notional amount multiplied by 2.444% and receive quarterly the notional amount multiplied by the three month USD-
LIBOR.		12,408,000	12/5/05	(33,984)

Agreement with Bank of America, N.A. dated January 22, 2004 to pay semi-annually the notional amount multiplied by 4.35% and receive quarterly the notional amount multiplied by the three month USD-
LIBOR.		6,900,000	1/27/14	237,842

Agreement with Bank of America, N.A. dated August 30, 2005 to receive semi-annually the notional amount multiplied by 4.53125% and pay quarterly the notional amount multiplied by the three month USD-
LIBOR-BBA.		900,000	9/1/15	(36,287)

Agreement with Credit Suisse First Boston International dated July 7,
2004 to pay semi-annually the notional amount multiplied by 4.945%
and receive quarterly the notional amount multiplied by the three month
USD-LIBOR.		11,257,600	7/9/14	(73,951)

Agreement with Credit Suisse First Boston International dated July 7,
2004 to receive semi-annually the notional amount multiplied by
2.931% and pay quarterly the notional amount multiplied by the three
month USD-LIBOR.		9,973,300	7/9/06	(45,165)

Agreement with JPMorgan Chase Bank, N.A. dated May 6, 2005 to pay semi-annually the notional amount multiplied by 4.062% and receive quarterly the notional amount multiplied by the three month USD-
LIBOR.		56,000,000	5/10/07	(17,372)

Agreement with JPMorgan Chase Bank, N.A. dated May 6, 2005 to receive semi-annually the notional amount multiplied by 4.687% and pay quarterly the notional amount multiplied by the three month USD-
LIBOR.	30,000,000	5/10/15	(428,392)

Agreement with JPMorgan Chase Bank, N.A. dated May 6, 2005 to pay semi-annually the notional amount multiplied by 5.062% and receive quarterly the notional amount multiplied by the three month USD-
LIBOR.	13,000,000	5/10/35	225,123

Agreement with Lehman Brothers Special Financing, Inc. dated
January 22, 2004 to pay semi-annually the notional amount multiplied by 1.955% and receive quarterly the notional amount multiplied by the
three month USD-LIBOR-BBA.	21,900,000	1/26/06	20,580

Agreement with Lehman Brothers Special Financing, Inc. dated
December 9, 2003 to receive semi-annually the notional amount multiplied by 4.641% and pay quarterly the notional amount multiplied
by the three month USD-LIBOR-BBA.	18,032,000	12/15/13	(217,097)

Agreement with Lehman Brothers Special Financing, Inc. dated
January 22, 2004 to pay semi-annually the notional amount multiplied by 4.3375% and receive quarterly the notional amount multiplied by the
three month USD-LIBOR-BBA.	6,900,000	1/26/14	239,108

Agreement with Merrill Lynch Capital Services, Inc. dated November
17, 2000 to pay semi-annually the notional amount multiplied by the three month USD-LIBOR-BBA and receive the notional amount
multiplied by 6.68%.	12,500,000	11/21/05	291,533

Total			$720,634

Putnam Premier Income Trust

CREDIT DEFAULT CONTRACTS OUTSTANDING at 10/31/05 (Unaudited)
			Unrealized
		Notional	appreciation/
		amount	(depreciation)

Agreement with Lehman Brothers Special Financing, Inc. on July 27, 2005, maturing on June 20,
2012, to receive quarterly 19 basis points times the notional amount. Upon a credit default event of any reference entity within the DJ iTraxx Index, S3 tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market
value of the reference entity within the DJ iTraxx Index, S3 tranche.	EUR	4,823,000	29,614

Agreement with Lehman Brothers Special Financing, Inc. on August 24, 2005, maturing on June
20, 2012, to receive quarterly 46.375 basis points times the notional amount. Upon a credit default event of any reference entity within the DJ iTraxx Index, 6-9% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the
then-market value of the reference entity within the DJ iTraxx Index, 6-9% tranche.	EUR	4,514,000	42,387

Agreement with Lehman Brothers Special Financing, Inc. on August 24, 2005, maturing on June
20, 2012, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and to receive quarterly 45 basis points times the notional amount. Upon a credit default event of any reference entity within the DJ iTraxx
Index, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ iTraxx
Index.	EUR	3,617,250	(4,827)

Agreement with Morgan Stanley Capital Services, Inc. on September 8, 2005, maturing on June
20, 2015, to receive quarterly 479 basis points times the notional amount. Upon a credit default event of any reference entity within the iTraxx Eur 3 Index,3-6% tranche. the fund makes a payment of the proportional notional amount times the difference between the par value and the
then-market value of the reference entity within the iTraxx EUR 3 Index, 3-6% tranche.	EUR	2,050,000	34,617

Agreement with Lehman Brothers Special Financing, Inc. on July 27, 2005, maturing on June 20,
2012, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and to receive quarterly 45 basis points times the notional amount. Upon a credit default event of any reference entity within the DJ iTraxx Index, the fund makes a payment of the proportional notional amount times the difference between the
par value and the then-market value of the reference entity within the DJ iTraxx Index.	EUR	4,514,000	(9,275)

Agreement with Bank of America, N.A. on August 16, 2005, maturing on June 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 360 basis points times the notional amount.
Upon a credit default event of a reference entity within the CDX HY Series 4 Index, the fund receives a payment of the proportional notional amount times the difference between the par
value and the then-market value of the reference entity within the CDX HY Series 4 Index.		$9,900,000	(80,177)

Agreement with Bank of America, N.A. on September 13, 2005, maturing on June 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 90 basis points times the notional amount.
Upon a credit default event of a reference entity within the DJ CDX IG HVOL Series 4 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ CDX IG HVOL Series 4
Index.		6,744,000	24,617

Agreement with Bank of America, N.A. on August 17, 2005, maturing on June 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 360 basis points times the notional amount.
Upon a credit default event of a reference entity within the CDX HY Series 4 Index, the fund receives a payment of the proportional notional amount times the difference between the par
value and the then-market value of the reference entity within the CDX HY Series 4 Index.		4,950,000	(46,023)

Agreement with Bank of America, N.A. on April 14, 2005, maturing on June 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and receive quarterly 360 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ HY CDX 3 Index, the fund makes a payment of the proportional notional amount times the difference between the par value
and the then-market value of the reference entity within the DJ HY CDX 3 Index.	3,663,000	115,628

Agreement with Bank of America, N.A. on September 8, 2005, maturing on June 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 360 basis points times the notional amount.
Upon a credit default event of a reference entity within the CDX HY Series 4 Index, the fund receives a payment of the proportional notional amount times the difference between the par
value and the then-market value of the reference entity within the CDX HY Series 4 Index.	2,029,500	(15,303)

Agreement with Bank of America, N.A. on April 13, 2005, maturing on June 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and receive quarterly 360 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ HY CDX 3 Index, the fund makes a payment of the proportional notional amount times the difference between the par value
and the then-market value of the reference entity within the DJ HY CDX 3 Index.	1,782,000	54,239

Agreement with Citigroup Financial Products, Inc. on April 28, 2005, maturing on June 20, 2010, to receive quarterly 201 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ HY CDX 4 Index 25-35% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market
value of the reference entity within the DJ HY CDX 4 Index 25-35% tranche.	4,600,000	275,674

Agreement with Citigroup Financial Products, Inc. on April 15, 2005, maturing on June 20, 2010, to receive quarterly 180 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ HY CDX 4 Index 25-35% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market
value of the reference entity within the DJ HY CDX 4 Index 25-35% tranche.	4,600,000	232,070

Agreement with Citigroup Financial Products, Inc. on June 10, 2005, maturing on June 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 360 basis points times the notional amount.
Upon a credit default event of a reference entity within the DJ HY CDX 5 year Series 4 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ HY CDX 5 year Series 4
Index.	4,713,390	(130,231)

Agreement with Citigroup Financial Products, Inc. on June 10, 2005, maturing on June 20, 2010, to pay quarterly 677.5 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX 5 year Series 4 Index 3-7% tranche, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX 5 year Series 4 Index 3-7%
tranche.	4,761,000	(175,319)

Agreement with Citigroup Financial Products, Inc. on August 19, 2005, maturing on June 20,
2012, to receive quarterly 62 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX Series 4 Index,7-10% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the
then-market value of the reference entity within the DJ IG CDX Series 4 Index, 7-10% tranche.	4,452,000	24,513

Agreement with Citigroup Financial Products, Inc. on August 19, 2005, maturing on June 20,
2012, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 55 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX Series 4 Index, the fund receives a payment of the proportional notional amount times the difference between the
par value and the then-market value of the reference entity within the DJ IG CDX Series 4 Index.	4,452,000	719

Agreement with Deutsche Bank AG on April 15, 2005, maturing on June 20, 2010, to receive quarterly 183 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ HY CDX 4 Index 25-35% tranche, the fund make a payment of the proportional notional amount times the difference between the par value and the then-market
value of the reference entity within the DJ HY CDX 4 Index 25-35% tranche.	4,600,000	250,775

Agreement with Deutsche Bank AG on September 8, 2005, maturing on June 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 500 basis points times the notional amount.
Upon a credit default event of a reference entity within the DJ CDX HY Series 4 Index HB, the fund receives a payment of the proportional notional amount times the difference between the par
value and the then-market value of the reference entity within the DJ CDX HY Series 4 Index HB.	1,981,667	(35,418)

Agreement with Goldman Sachs Capital Markets, L.P. on October 12, 2005, maturing on
December 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 395 basis points times the notional amount. Upon a credit default event of a reference entity within the CDX HY
Series 5 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the
CDX HY Series 5 Index.	27,522,000	(470,234)

Agreement with Goldman Sachs Capital Markets, L.P. on October 14, 2005, maturing on June 20,
2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pays quarterly 90 basis points times the notional amount. Upon a credit default event of a reference entity within the CDX IG Series 4 Index, the fund receives a payment of the proportional notional amount times the difference between the par
value and the then-market value of the reference entity within the CDX IG Series 4 Index.	20,970,000	(28,794)

Agreement with Goldman Sachs Capital Markets, L.P. on October 21, 2005, maturing on June 20,
2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 90 basis points times the notional amount. Upon a credit default event of a reference entity within the CDX IG Series 4 Index, the fund receives a payment of the proportional notional amount times the difference between the par
value and the then-market value of the reference entity within the CDX IG Series 4 Index.	11,674,000	7,383

Agreement with Goldman Sachs Capital Markets, L.P. on August 19, 2005, maturing on June 20,
2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 360 basis points times the notional amount. Upon a credit default event of a reference entity within the CDX HY Series 4 Index, the fund receives a payment of the proportional notional amount times the difference between the par
value and the then-market value of the reference entity within the CDX HY Series 4 Index.	4,950,000	5,062

Agreement with Goldman Sachs Capital Markets, L.P. on August 12, 2005, maturing on June 20,
2015, to receive quarterly 600 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX Series 4 Index,3-7% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the
then-market value of the reference entity within the DJ IG CDX Series 4 Index,3-7% tranche.	5,000,000	(446,819)

Agreement with Goldman Sachs Capital Markets, L.P. on June 22, 2005, maturing on June 20,
2015, to receive quarterly 656 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX 5 year Series 4 Index 3-7% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX 5 year Series 4 Index 3-
7% tranche.	2,884,800	(152,557)

Agreement with Goldman Sachs Capital Markets, L.P. on April 13, 2005, maturing on June 20,
2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 360 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ HY CDX 3 Index, the fund receives a payment of the proportional notional amount times the difference between the par
value and the then-market value of the reference entity within the DJ HY CDX 3 Index.	1,881,000	36,366

Agreement with Goldman Sachs Capital Markets, L.P. on April 1, 2005, maturing on December
20, 2009, to pay quarterly 138 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ HY CDX 3 Index 25-35% tranche, the fund receives a payment of the proportional notional amount times the difference between the par value and the
then-market value of the reference entity within the DJ HY CDX 3 Index 25-35% tranche.	1,810,000	69,143

Agreement with Goldman Sachs International on September 2, 2004, terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.55625% and the fund pays in the event of a credit default in one of the underlying
securities in the basket of BB CMBS securities.	7,487,000	190,909

Agreement with JPMorgan Chase Bank, N.A. on June 22, 2005, maturing on June 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and receive pay 360 basis points times the notional amount.
Upon a credit default event of a reference entity within the DJ HY CDX 5 year Series 4 Index, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ HY CDX 5 year Series 4
Index.	4,759,920	(91,870)

Agreement with JPMorgan Chase Bank, N.A. on June 23, 2005, maturing on June 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 360 basis points times the notional amount.
Upon a credit default event of a reference entity within the DJ HY CDX 5 year Series 4 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ HY CDX 5 year Series 4
Index.	4,752,000	(108,288)

Agreement with Lehman Brothers Special Financing, Inc. on August 10, 2005, maturing on June
20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and to pay quarterly 360 basis points times the notional amount. Upon a credit default event of any reference entity within the CDX HY Series 4
Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the CDX HY
Series 4 Index.	9,900,000	(28,822)

Agreement with Lehman Brothers Special Financing, Inc. on September 29, 2005, maturing on
June 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 90 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ CDX IG HVOL
Series 4 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ
CDX IG HVOL Series 4 Index.	9,532,000	2,666

Agreement with Lehman Brothers Special Financing, Inc. on September 8, 2005, maturing on
June 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and to pay quarterly 360 basis points times the notional amount. Upon a credit default event of any reference entity within the DJ HY CDX
Series 4 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ
HY CDX Series 4 Index.	4,950,000	(57,522)

Agreement with Lehman Brothers Special Financing, Inc. on June 17, 2005, maturing on June 20,
2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 360 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ HY CDX 5 year Series 4
Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ HY CDX 5
year Series 4 Index.	4,713,390	(91,600)

Agreement with Lehman Brothers Special Financing, Inc. on June 14, 2005, maturing on June 20,
2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 360 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ HY CDX 5 year Series 4
Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ HY CDX 5
year Series 4 Index.	2,838,330	(58,382)

Agreement with Lehman Brothers Special Financing, Inc. on September 19, 2005, maturing on
June 20, 2015, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 65 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX 4 Index, the fund receives a payment of the proportional notional amount times the difference between the
par value and the then-market value of the reference entity within the DJ IG CDX 4 Index.	2,284,000	5,579

Agreement with Lehman Brothers Special Financing, Inc. on September 21, 2005, maturing on
December 20, 2015, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 70 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX
5 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX 5
Index.	2,285,000	1,361

Agreement with Lehman Brothers Special Financing, Inc. on September 21, 2005, maturing on
December 20, 2015, to receive quarterly 57.5 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX 5 Index 10-15% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value
and the then-market value of the reference entity within the DJ IG CDX 5 Index 10-15% tranche.	2,285,000	(4,986)

Agreement with Lehman Brothers Special Financing, Inc. on September 19, 2005, maturing on
June 20, 2015, to receive quarterly 59 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX 4 Index,10-15% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the
then-market value of the reference entity within the DJ IG CDX 4 Index,10-15% tranche.	2,284,000	(17,678)

Agreement with Lehman Brothers Special Financing, Inc. on March 24,2005, maturing on
December 20, 2009, to pay quarterly 116 basis points times the notional amount. Upon a credit default event of any reference entity within the DJ IG CDX Series 3 Index, 25-35% tranche, that the counterparties agree advances within the 25-35 Loss Basket of the Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the
then-market value of the reference entity within the DJ IG CDX Series 3 Index, 25-35% tranche.	1,810,000	61,756

Agreement with Lehman Brothers Special Financing, Inc. on April 14, 2005, maturing on June 20,
2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 360 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ HY CDX 3 Index, the fund receives a payment of the proportional notional amount times the difference between the par
value and the then-market value of the reference entity within the DJ HY CDX 3 Index.	1,782,000	57,943

Agreement with Lehman Brothers Special Financing, Inc. on April 18, 2005, maturing on June 20,
2010, to pay quarterly 194 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ HY CDX 4 Index 25-35% tranche, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market
value of the reference entity within the DJ HY CDX 4 Index 25-35% tranche.	1,100,000	65,103

Agreement with Merrill Lynch International on April 14, 2005, maturing on June 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and receives quarterly 360 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ HY CDX 3 Index, the fund makes a payment of the proportional notional amount times the difference between the par value
and the then-market value of the reference entity within the DJ HY CDX 3 Index.	2,277,000	70,456

Agreement with Morgan Stanley Capital Services, Inc. on May 24, 2005, maturing on June 20,
2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 90 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX 5 year Series 4
Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX 5
year Series 4 Index.	44,075,000	(513,684)

Agreement with Morgan Stanley Capital Services, Inc. on September 8, 2005, maturing on June
20, 2012, to receive quarterly 285 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX Series 4 Index 3-7% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the
then-market value of the reference entity within the DJ IG CDX Series 4 Index 3-7% tranche.	5,125,000	(153,239)

Agreement with Morgan Stanley Capital Services, Inc. on May 24, 2005, maturing on June 20,
2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and receive quarterly 500 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX 5 year
Series 4 Index 0-3% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity
within the DJ IG CDX 5 year Series 4 Index 0-3% tranche.	8,815,000	410,554
		.
Agreement with Morgan Stanley Capital Services, Inc. on September 19, 2005, maturing on June
20, 2012, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 55 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX Series 4
Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX
Series 4 Index.	4,570,000	7,048

Agreement with Morgan Stanley Capital Services, Inc. on September 19, 2005, maturing on June
20, 2012, to receive quarterly 48 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX Series 4 Index 7-10% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the
then-market value of the reference entity within the DJ IG CDX Series 4 Index 7-10% tranche.	4,570,000	(9,400)

Agreement with Morgan Stanley Capital Services, Inc. on October 13, 2005, maturing on
December 20, 2010, to receive quarterly 145 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ HY CDX Series 5 Index 25-35% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ HY CDX Series 5 Index
25-35% tranche.	4,296,000	40,666

Agreement with Morgan Stanley Capital Services, Inc. on September 13, 2005, maturing on June
20, 2012, to receive quarterly 275 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX Series 4 Index 3-7% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the
then-market value of the reference entity within the DJ IG CDX Series 4 Index 3-7% tranche.	3,372,000	(120,942)

Agreement with Morgan Stanley Capital Services, Inc. on September 29, 2005, maturing on June
20, 2012, to receive quarterly 318 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX Series 4 Index 3-7% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the
then-market value of the reference entity within the DJ IG CDX Series 4 Index 3-7% tranche.	3,177,000	(42,339)

Agreement with Morgan Stanley Capital Services, Inc. on October 14, 2005, maturing on
December 20, 2010, to receive quarterly 127 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ HY CDX Series 5 Index 25-35% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ HY CDX Series 5 Index
25-35% tranche.	2,592,000	4,173

Agreement with Morgan Stanley Capital Services, Inc. on September 7, 2005, maturing on June
20, 2015, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 65 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX Series 4
Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX
Series 4 Index.		2,253,000	2,928

Agreement with Morgan Stanley Capital Services, Inc. on September 7, 2005, maturing on June
20, 2015, to receive quarterly 70.5 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX Series 4 Index 10-15% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the
then-market value of the reference entity within the DJ IG CDX Series 4 Index 10-15% tranche.		2,253,000	7,387

Agreement with Morgan Stanley Capital Services, Inc. on October 13, 2005, maturing on
December 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 395 basis points
times the notional amount.	Upon a credit default event of a reference entity within the DJ CDX
HY Series 5 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ
CDX HY Series 5 Index.		2,148,000	(32,328)

Agreement with Morgan Stanley Capital Services, Inc. on October 14, 2005, maturing on
December 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pays quarterly 395 basis points
times the notional amount.	Upon a credit default event of a reference entity within the CDX HY
Series 5 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the
CDX HY Series 5 Index.		1,296,000	(13,109)

Total			$(807,830)

NOTES
(a)	Percentages indicated are based on net assets of $1,371,660,440.

(b)	The aggregate identified cost on a tax basis is $1,467,372,663, resulting in gross unrealized appreciation and depreciation of $33,537,901 and $45,885,974, respectively, or net unrealized depreciation of $12,348,073.

(c)	Senior loans are exempt from registration under the Security Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay
	interest at rates which adjust periodically. The interest rate shown for senior loans are	the
current interest rates at October 31, 2005. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

(DEF)	Security is in default of principal and interest.

(NON)	Non-income-producing security.

(S)	Securities on loan, in part or in entirety, at October 31, 2005.

(STP)	The interest or dividend rate and date shown parenthetically represent the new interest or dividend rate to be paid and the date the fund will begin accruing interest or dividend income at this rate.

(RES)	Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at October 31, 2005 was $2,091,168 or 0.2% of net assets.

(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.

(SEG)	A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at October 31, 2005.

(R)	Real Estate Investment Trust.

(d)	The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations.
At October 31, 2005, the value of securities loaned amounted to $632,012. Certain of these securities were sold prior to year/period-end. The fund received cash collateral of
$617,994 which is pooled with collateral of other Putnam funds into 16 issues of high-
grade, short-term investments.

(e)	Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"),
the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $1,518,401 for the period ended October 31, 2005. During the period ended October 31, 2005, cost of purchases and cost of sales of investments in Putnam
Prime Money Market Fund aggregated $239,778,192 and $334,417,088, respectively.

(F)	Security is valued at fair value following procedures approved by the Trustees.

(U)	A portion of the position represents unfunded loan commitments, which could be extended at the option of the borrower, pursuant to the loan agreements. The total market value of the unfunded loan commitments at October 31, 2005 was less than 0.2% of net assets.

At October 31, 2005, liquid assets totaling $173,322,083 have been designated as collateral for open forward commitments, swap contracts and forward contracts.

144A after the name of a security represents those exempt from registration under Rule
144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

TBA after the name of a security represents to be announced securities.

The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the
current interest rates at October 31, 2005.

Inverse Floating Rate Bonds (IFB), are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at October 31,
2005.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at October 31, 2005: (as a percentage of
Portfolio Value)

	Austria	0.7%
	Brazil	1.5
	Canada	1.3
	Cayman Islands	1.5

France	2.8
Germany	1.8
Ireland	1.9
Japan	1.7
Luxembourg	1.0
Mexico	0.6
Phillipines	0.6
Russia	0.8
Sweden	0.7
United Kingdom	2.1
United States	79.0
Other	2.0
Total	100.0%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange.
Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Stripped mortgage-backed securities The fund may invest in stripped mortgage-backed securities which represent a participation in mortgage loans and may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. Risks of loss may exceed amounts recognized on the statement of assets and liabilities. Credit default contracts outstanding at period end, if any, are listed after the fund’s portfolio.

TBA purchase commitments The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Dollar rolls To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT By (Signature and Title): /s/ Michael T. Healy Michael T. Healy Principal Accounting Officer Date: December 29, 2005
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer

Date: December 29, 2005

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer

Date: December 29, 2005